UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments:

Putnam Diversified Income Trust

The fund's portfolio
6/30/13 (Unaudited)

MORTGAGE-BACKED SECURITIES (44.1%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (16.6%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.83s, 2032		$1,073,514	$1,688,198
IFB Ser. 3408, Class EK, 25.019s, 2037		595,195	875,185
IFB Ser. 2979, Class AS, 23.568s, 2034		273,772	361,152
IFB Ser. 3727, Class PS, IO, 6.508s, 2038		16,515,055	1,672,366
IFB Ser. 3998, Class KS, IO, 6.508s, 2027		25,160,436	3,915,593
IFB Ser. 3895, Class SM, IO, 6.458s, 2040		12,270,227	1,909,575
IFB Ser. 4048, Class GS, IO, 6.458s, 2040		20,662,689	3,929,837
IFB Ser. 3860, Class SP, IO, 6.408s, 2040		34,683,583	5,121,378
IFB Ser. 3861, Class PS, IO, 6.408s, 2037		14,985,968	2,254,639
IFB Ser. 4032, Class SA, IO, 6.308s, 2042		16,505,552	2,775,355
IFB Ser. 4125, Class SH, IO, 5.958s, 2042		18,556,625	3,142,008
IFB Ser. 4105, Class LS, IO, 5.958s, 2041		18,795,867	3,641,887
Ser. 3687, Class CI, IO, 5s, 2038		22,432,074	2,698,803
Ser. 3632, Class CI, IO, 5s, 2038		5,368,610	387,882
Ser. 3626, Class DI, IO, 5s, 2037		2,339,832	65,796
Ser. 304, Class C27, IO, 4 1/2s, 2042		40,301,960	6,993,196
Ser. 4122, Class TI, IO, 4 1/2s, 2042		28,817,326	4,385,997
Ser. 4000, Class PI, IO, 4 1/2s, 2042		39,418,793	5,790,621
Ser. 4019, Class GI, IO, 4 1/2s, 2041		59,120,183	8,826,643
Ser. 4024, Class PI, IO, 4 1/2s, 2041		62,758,566	10,041,496
Ser. 3747, Class HI, IO, 4 1/2s, 2037		8,078,564	859,913
Ser. 308, Class S1, 4s, 2043(FWC)		46,341,704	10,484,347
Ser. 3748, Class NI, IO, 4s, 2034		1,115,538	38,085
Ser. 3740, Class KI, IO, 4s, 2033		8,759,251	69,110
Ser. 4220, Class IE, IO, 4s, 2028(F)		29,838,931	3,419,301
Ser. 4105, Class HI, IO, 3 1/2s, 2041		15,679,793	2,425,350
Ser. 4210, Class PI, IO, 3s, 2041		32,668,368	3,818,116
Ser. T-56, Class A, IO, 0.524s, 2043		278,414	4,807
Ser. T-57, Class 1AX, IO, 0.004s, 2043		18,740,466	220,402
Ser. T-56, Class 1, IO, zero %, 2043		326,898	2,452
Ser. T-56, Class 2, IO, zero %, 2043		307,339	960
Ser. T-56, Class 3, IO, zero %, 2043		9,689,515	127,175
Ser. 4077, Class TO, PO, zero %, 2041		40,820,991	32,193,474
Ser. 3314, PO, zero %, 2036		192,859	178,643
Ser. 1208, Class F, PO, zero %, 2022		93,300	86,707
FRB Ser. 3326, Class WF, zero %, 2035		98,211	95,261

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.859s, 2036		1,546,413	2,520,978
IFB Ser. 05-45, Class DA, 23.712s, 2035		3,212,953	4,939,703
IFB Ser. 05-83, Class QP, 16.892s, 2034		499,152	658,911
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036		96,634	16,228
IFB Ser. 12-88, Class SB, IO, 6.477s, 2042		38,960,663	5,974,618
IFB Ser. 10-99, Class NS, IO, 6.407s, 2039		25,993,954	3,298,113
IFB Ser. 12-132, Class SB, IO, 6.007s, 2042		59,214,876	8,291,859
IFB Ser. 09-100, Class SA, IO, 6.007s, 2039		9,023,711	783,935
IFB Ser. 13-18, Class SB, IO, 5.957s, 2041		30,128,277	5,402,000
IFB Ser. 12-105, Class S, IO, 5.857s, 2042		11,511,786	2,043,342
IFB Ser. 10-46, Class WS, IO, 5.557s, 2040		47,302,839	5,839,535
Ser. 399, Class 2, IO, 5 1/2s, 2039		181,240	18,966
Ser. 374, Class 6, IO, 5 1/2s, 2036		6,817,666	936,475
Ser. 12-132, Class PI, IO, 5s, 2042		57,707,727	10,410,474
Ser. 398, Class C5, IO, 5s, 2039		4,226,051	435,283
Ser. 10-13, Class EI, IO, 5s, 2038		2,466,265	98,249
Ser. 378, Class 19, IO, 5s, 2035		6,234,967	872,908
Ser. 12-30, Class HI, IO, 4 1/2s, 2040		39,851,616	6,650,438
Ser. 409, Class 81, IO, 4 1/2s, 2040		42,334,137	7,520,510
Ser. 404, Class 2, IO, 4 1/2s, 2040		411,803	72,403
Ser. 366, Class 22, IO, 4 1/2s, 2035		6,021,877	483,978
Ser. 13-44, Class PI, IO, 4s, 2043		26,278,421	4,418,059
Ser. 13-60, Class IP, IO, 4s, 2042		21,272,832	3,762,611
Ser. 12-96, Class PI, IO, 4s, 2041		9,550,800	1,492,981
Ser. 406, Class 2, IO, 4s, 2041		40,285,313	6,735,704
Ser. 406, Class 1, IO, 4s, 2041		27,486,552	4,793,655
Ser. 409, Class C16, IO, 4s, 2040		26,669,908	4,448,353
Ser. 405, Class 2, IO, 4s, 2040		435,653	76,784
Ser. 13-70, Class CI, IO, 3 1/2s, 2043		25,175,142	3,335,706
Ser. 13-13, Class PI, IO, 3 1/2s, 2042		22,935,345	3,997,631
Ser. 12-148, Class CI, IO, 3s, 2042		13,311,030	1,586,542
Ser. 13-35, Class IP, IO, 3s, 2042		23,894,405	2,979,334
Ser. 13-53, Class JI, IO, 3s, 2041		39,150,145	5,774,646
Ser. 13-30, Class IP, IO, 3s, 2041		42,176,955	4,970,976
Ser. 03-W10, Class 1, IO, 1.261s, 2043		8,892,594	341,114
Ser. 00-T6, IO, 0.747s, 2030		9,695,119	206,021
Ser. 01-T1, Class 1, IO, 0.731s, 2040		1,125,162	23,874
Ser. 01-50, Class B1, IO, 0.4s, 2041		484,373	4,844
Ser. 02-W8, Class 1, IO, 0.329s, 2042		13,507,525	160,402
Ser. 99-51, Class N, PO, zero %, 2029		137,589	131,756

Government National Mortgage Association
IFB Ser. 11-56, Class MS, 6.884s, 2041		78,421,210	81,844,296
IFB Ser. 10-151, Class SL, IO, 6.508s, 2039		21,819,523	3,561,383
IFB Ser. 11-51, Class DS, IO, 6.458s, 2041		30,741,419	5,110,699
IFB Ser. 10-163, Class SI, IO, 6.437s, 2037		28,549,555	4,068,312
IFB Ser. 11-3, Class SG, IO, 6.358s, 2041		7,914,791	1,435,506
IFB Ser. 10-35, Class CS, IO, 6.278s, 2040		38,192,572	6,874,739
IFB Ser. 10-67, Class SE, IO, 6.258s, 2040		17,932,803	3,098,609
IFB Ser. 13-91, Class SP, IO, 6.108s, 2042		52,306,780	9,970,718
IFB Ser. 12-149, Class LS, IO, 6.058s, 2042		34,510,596	5,381,496
IFB Ser. 10-26, Class QS, IO, 6.058s, 2040		13,095,938	2,374,228
IFB Ser. 13-87, Class SA, IO, 6.008s, 2043		43,889,000	6,802,795
IFB Ser. 10-20, Class SC, IO, 5.958s, 2040		24,162,762	3,972,841
IFB Ser. 12-77, Class MS, IO, 5.908s, 2042		27,976,392	6,943,740
IFB Ser. 11-128, Class TS, IO, 5.858s, 2041		21,191,290	4,339,976
IFB Ser. 10-158, Class SA, IO, 5.858s, 2040		14,352,775	2,363,615
IFB Ser. 10-151, Class SA, 5.858s, 2040		14,260,094	2,350,064
IFB Ser. 10-61, Class SJ, IO, 5.858s, 2040		20,611,799	2,932,853
IFB Ser. 11-70, Class SM, IO, 5.698s, 2041		32,221,000	7,925,399
IFB Ser. 11-70, Class SH, IO, 5.698s, 2041		33,097,000	8,152,453
IFB Ser. 10-68, Class MS, IO, 5.658s, 2040		23,632,552	3,370,002
IFB Ser. 10-43, Class KS, IO, 5.558s, 2040		27,921,610	3,833,637
IFB Ser. 10-31, Class SA, IO, 5.558s, 2040		37,266,896	5,656,034
IFB Ser. 10-37, Class SG, IO, 5.508s, 2040		19,271,054	2,904,919
IFB Ser. 10-115, Class BS, IO, 5.208s, 2040		29,478,790	4,180,387
Ser. 13-3, Class IT, IO, 5s, 2043		19,974,948	3,657,899
Ser. 13-6, Class IC, IO, 5s, 2043		17,537,227	3,217,029
Ser. 12-146, Class IO, IO, 5s, 2042		37,440,523	6,333,064
Ser. 13-6, Class CI, IO, 5s, 2042		12,318,293	2,463,905
Ser. 10-35, Class UI, IO, 5s, 2040		21,714,777	4,054,529
Ser. 13-34, Class IH, IO, 4 1/2s, 2043		59,048,674	10,585,242
Ser. 13-24, Class IC, IO, 4 1/2s, 2043		9,687,048	1,858,848
Ser. 13-24, Class IK, IO, 4 1/2s, 2043		30,120,678	5,810,279
Ser. 11-140, Class BI, IO, 4 1/2s, 2040		26,593,661	3,188,314
Ser. 10-35, Class QI, IO, 4 1/2s, 2040		87,662,271	16,739,696
Ser. 10-168, Class PI, IO, 4 1/2s, 2039		25,253,574	3,410,495
Ser. 10-158, Class IP, IO, 4 1/2s, 2039		36,076,227	4,821,949
Ser. 10-98, Class PI, IO, 4 1/2s, 2037		12,983,957	1,427,716
Ser. 13-38, Class LI, IO, 4s, 2043		44,644,684	9,078,497
Ser. 12-56, Class IB, IO, 4s, 2042		17,955,121	3,224,223
Ser. 13-76, Class IO, IO, 3 1/2s, 2043		97,004,723	15,853,482
Ser. 13-28, Class IO, IO, 3 1/2s, 2043		29,361,082	4,330,760
Ser. 13-37, Class JI, IO, 3 1/2s, 2043		52,629,687	8,260,756
Ser. 13-27, Class PI, IO, 3 1/2s, 2042		39,559,274	6,345,307
Ser. 12-48, Class AI, IO, 3 1/2s, 2036		27,934,976	5,075,506
Ser. 13-79, Class KI, IO, 3s, 2042		28,495,286	4,075,966
Ser. 11-70, PO, zero %, 2041		61,322,563	48,331,378
Ser. 06-36, Class OD, PO, zero %, 2036		37,580	35,200
Ser. 06-64, PO, zero %, 2034		137,874	135,222

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 5.987s, 2045		127,987,283	22,397,775

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028		513,752	84,769

			625,258,116
Commercial mortgage-backed securities (14.6%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046		14,900,000	14,871,958
Ser. 06-1, Class B, 5.49s, 2045		4,164,000	3,774,545
FRB Ser. 05-6, Class B, 5.358s, 2047		7,000,000	7,388,045

Banc of America Commercial Mortgage Trust 144A
Ser. 01-1, Class J, 6 1/8s, 2036		119,219	104,913
Ser. 01-1, Class K, 6 1/8s, 2036		2,460,971	1,068,337
Ser. 07-5, Class XW, IO, 0.532s, 2051		198,026,597	2,173,144

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 6.151s, 2042(F)		1,943,000	2,160,845
FRB Ser. 07-PW17, Class AJ, 6.083s, 2050		4,999,000	4,749,050
FRB Ser. 06-PW12, Class AJ, 5.941s, 2038		5,354,000	5,340,545
Ser. 06-PW13, Class AJ, 5.611s, 2041		9,500,000	9,254,767
FRB Ser. 06-PW11, Class AJ, 5.611s, 2039		1,131,000	1,175,710
Ser. 05-PWR7, Class D, 5.304s, 2041(F)		4,190,000	3,875,267
Ser. 05-PWR7, Class C, 5.235s, 2041		4,945,000	4,449,984
Ser. 05-PWR7, Class B, 5.214s, 2041		7,239,000	7,417,857
Ser. 05-PWR9, Class C, 5.055s, 2042(F)		3,745,000	3,557,425
Ser. 05-PWR9, Class AJ, 4.985s, 2042(F)		1,723,000	1,784,691

Bear Stearns Commercial Mortgage Securities, Inc. 144A FRB Ser. 06-PW11, Class C, 5.611s, 2039(F)		3,536,000	3,402,946

Citigroup Commercial Mortgage Trust
Ser. 06-C5, Class AJ, 5.482s, 2049		7,097,000	6,605,022
FRB Ser. 05-C3, Class B, 5.029s, 2043(F)		16,007,000	14,962,415

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.323s, 2044		8,486,000	8,114,738
Ser. 07-CD5, Class XS, IO, 0.065s, 2044		131,773,863	574,473

Comm Mortgage Trust 144A FRB Ser. 13-LC6, Class D, 4.434s, 2046		11,875,000	9,893,748

Commercial Mortgage Trust Ser. 07-C9, Class AJ, 5.65s, 2049(F)		2,860,000	3,115,542

Commercial Mortgage Trust 144A
FRB Ser. 13-CR6, Class D, 4.316s, 2046		7,779,000	6,896,048
FRB Ser. 13-CR8, Class D, 3.971s, 2046		7,568,000	5,888,664
FRB Ser. 07-C9, Class AJFL, 0.883s, 2049(F)		19,859,000	17,277,712

Cornerstone Titan PLC 144A
FRB Ser. 05-CT2A, Class E, 1.55s, 2014 (Ireland)	GBP	668,645	905,108
FRB Ser. 05-CT1A, Class D, 1.55s, 2014 (Ireland)	GBP	2,491,896	3,183,640

Credit Suisse First Boston Commercial Mortgage Trust
Ser. 05-C5, Class C, 5.1s, 2038		$4,077,000	4,173,902
Ser. 05-C5, Class F, 5.1s, 2038		4,760,000	4,593,400

Credit Suisse Mortgage Capital Certificates Ser. 06-C5, Class AX, IO, 0.29s, 2039(F)		242,220,581	4,255,833

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)		4,261,044	174,703

CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class H, 6.326s, 2035		9,440,000	9,344,373
Ser. 02-CP5, Class M, 5 1/4s, 2035		2,451,354	146,591

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.626s, 2044		8,539,000	8,174,390

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031		2,235,111	2,235,111

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.073s, 2020		13,557,191	271,144

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035		3,121,100	1,891,193

G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.193s, 2037 (Cayman Islands)		169,415	166,874

GE Capital Commercial Mortgage Corp.
FRB Ser. 05-C4, Class AJ, 5.471s, 2045		2,912,000	2,737,280
FRB Ser. 06-C1, Class AJ, 5.47s, 2044(F)		2,693,000	2,724,035

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class B, 4.965s, 2041		4,022,000	3,453,893

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042		15,974,000	15,755,795

Greenwich Capital Commercial Funding Corp. 144A FRB Ser. 03-C1, Class J, 5.363s, 2035(F)		13,755,000	14,008,080

GS Mortgage Securities Trust Ser. 05-GG4, Class AJ, 4.782s, 2039(F)		7,032,000	7,153,959

GS Mortgage Securities Trust 144A
FRB Ser. 11-GC3, Class D, 5.728s, 2044		3,919,000	3,851,867
Ser. 05-GG4, Class XC, IO, 0.924s, 2039		357,721,887	3,934,941

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.193s, 2030 (Cayman Islands)		2,622,218	1,665,108

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.275s, 2051(F)		16,694,000	17,252,430
FRB Ser. 06-LDP7, Class AJ, 6.056s, 2045		8,605,000	8,619,276
FRB Ser. 06-LDP7, Class B, 6.056s, 2045		9,729,000	8,036,409
Ser. 06-LDP6, Class AJ, 5.565s, 2043(F)		14,869,000	15,721,595
FRB Ser. 05-LDP3, Class D, 5.366s, 2042		7,091,000	6,489,683
FRB Ser. 04-CBX, Class B, 5.021s, 2037		2,344,000	2,319,205
FRB Ser. 05-LDP2, Class E, 4.981s, 2042		13,871,000	12,350,059
FRB Ser. 04-C3, Class C, 4.981s, 2042		4,777,000	4,585,920
FRB Ser. 05-LDP2, Class C, 4.911s, 2042		3,650,000	3,474,435
FRB Ser. 13-C10, Class D, 4.3s, 2047		6,108,000	4,893,469

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 07-CB20, Class C, 6 3/8s, 2051		7,955,000	7,330,533
FRB Ser. 11-C3, Class E, 5.725s, 2046(F)		6,889,000	7,407,323
FRB Ser. 12-LC9, Class E, 4.575s, 2047		10,737,000	8,865,051
Ser. 07-CB20, Class X1, IO, 0.196s, 2051		257,488,559	2,376,619

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		8,260,023	8,342,623
Ser. 98-C4, Class J, 5.6s, 2035		3,535,000	3,828,405

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039(F)		5,227,000	5,043,343
Ser. 06-C6, Class E, 5.541s, 2039(F)		9,358,000	8,461,707
FRB Ser. 06-C6, Class C, 5.482s, 2039		4,186,000	3,871,631
Ser. 06-C1, Class AJ, 5.276s, 2041(F)		3,523,000	3,583,484

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.388s, 2028		454,691	45

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.441s, 2051(F)		4,285,000	4,454,651
FRB Ser. 07-C1, Class A2, 5.934s, 2050		912,882	928,128
FRB Ser. 05-CIP1, Class B, 5.357s, 2038		5,395,000	5,017,350
Ser. 04-KEY2, Class D, 5.046s, 2039		4,390,000	4,247,325
Ser. 05-MCP1, Class D, 5.023s, 2043(F)		4,029,000	4,021,844

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049(F)		5,301,000	5,193,782

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.965s, 2037		2,337,425	108,223
Ser. 07-C5, Class X, IO, 5.896s, 2049		7,475,169	186,879

Morgan Stanley/Bank of America/Merrill Lynch Trust 144A
Ser. 13-C10, Class D, 4.219s, 2046		9,166,000	7,415,477
Ser. 13-C8, Class D, 4.312s, 2048		6,644,000	5,778,287

Morgan Stanley Capital I 144A FRB Ser. 04-RR, Class F7, 6s, 2039		11,183,721	10,736,372

Morgan Stanley Capital I Trust
FRB Ser. 06-HQ8, Class D, 5.677s, 2044(F)		4,821,000	4,458,846
Ser. 07-HQ11, Class C, 5.558s, 2044(F)		4,619,000	4,231,327

Morgan Stanley Capital I Trust 144A FRB Ser. 04-HQ3, Class K , 6.082s, 2041		4,654,000	4,723,810

N-Star Real Estate CDO, Ltd. 144A FRB Ser. 1A, Class C1A, 3.273s, 2038		2,016,779	1,754,598

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		1,590,000	1,192,500

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038		4,276,147	641,422

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C3, Class D, 5.123s, 2049		3,764,000	3,483,487

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.217s, 2045(F)		23,191,000	23,699,558
FRB Ser. 07-C34, Class AJ, 6.166s, 2046		5,606,000	5,324,018
FRB Ser. 06-C25, Class AJ, 5.919s, 2043		5,419,000	5,584,280
Ser. 06-C24, Class AJ, 5.658s, 2045		5,277,000	5,344,546
FRB Ser. 05-C20, Class B, 5.415s, 2042		15,494,522	16,025,333
FRB Ser. 05-C21, Class D, 5.414s, 2044		24,100,000	24,714,767
Ser. 07-C34, IO, 0.502s, 2046		69,910,114	845,912

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C6, Class D, 5.748s, 2045		5,394,000	5,063,618
FRB Ser. 13-C11, Class D, 4.325s, 2045		3,820,000	3,177,763
FRB Ser. 13-C14, Class D, 4.003s, 2046		5,000,000	3,913,350

			549,800,309
Residential mortgage-backed securities (non-agency) (12.9%)

Adjustable Rate Mortgage Trust FRB Ser. 06-2, Class 1A1, 2.704s, 2036		9,264,770	8,106,674

Banc of America Funding Corp.
Ser. 06-2, Class 2A2, 6 1/4s, 2036		4,190,000	4,221,425
Ser. 06-2, Class 2A13, 6s, 2036		6,430,302	6,494,605
FRB Ser. 06-G, Class 2A5, 0.472s, 2036		4,596,081	3,987,100

Banc of America Mortgage Securities Ser. 05-11, Class 1A10, 6s, 2035		5,800,000	5,568,000

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036		1,915,444	1,110,958
Ser. 13-RR1, Class 3A3, 15.491s, 2037		3,176,803	2,636,746
Ser. 13-RR1, Class 2A4, 10.827s, 2036		4,952,337	4,915,194
Ser. 13-RR1, Class 9A4, 10.451s, 2036		2,377,000	2,388,885
Ser. 13-RR1, Class 3A2, 4s, 2037		3,209,328	3,241,421
Ser. 13-RR1, Class 4A2, 4s, 2037		3,438,536	3,429,940
Ser. 12-RR10, Class 8A2, 4s, 2036		4,030,376	4,010,224
Ser. 13-RR1, Class 1A2, 2.859s, 2035		5,838,493	4,232,908
FRB Ser. 12-RR10, Class 9A2, 2.674s, 2035		9,361,295	7,676,262

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR12, Class 2A3, 13.88s, 2035		3,225,153	2,999,392
FRB Ser. 12-RR11, Class 5A3, 12.607s, 2037		1,593,679	940,271
FRB Ser. 13-RR2, Class 3A2, 9.049s, 2036		3,193,000	3,001,420
FRB Ser. 10-RR12, Class 6A1, 5.998s, 2037		10,531,236	11,005,142
Ser. 12-RR11, Class 9A2, 4s, 2037		8,614,669	8,593,132
Ser. 12-RR12, Class 3A2, 4s, 2037		5,337,047	5,310,362
Ser. 12-RR11, Class 4A2, 4s, 2037		5,044,769	5,032,157
Ser. 12-RR12, Class 1A2, 4s, 2037		2,187,269	2,181,800
Ser. 12-RR11, Class 3A2, 4s, 2036		1,761,517	1,757,114
Ser. 12-RR12, Class 2A2, 4s, 2035		2,836,210	2,829,120
FRB Ser. 12-RR11, Class 5A2, 4s, 2037		3,117,244	3,109,451
FRB Ser. 09-RR6, Class 1A2, 2.47s, 2035		7,751,421	5,914,334
Ser. 09-RR7, Class 1A7, IO, 1.779s, 2046		377,949,701	12,637,693
Ser. 09-RR7, Class 2A7, IO, 1.604s, 2047		340,924,045	13,841,516

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 06-1, Class A1, 2.37s, 2036		3,762,884	3,593,555

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.068s, 2034		265,627	18,780

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 11-2, Class 3A2, 9.574s, 2037		6,434,161	6,046,825
FRB Ser. 11-12, Class 2A2, 0.563s, 2035		8,520,000	6,730,800

Countrywide Alternative Loan Trust FRB Ser. 06-HY11, Class A1, 0.313s, 2036		7,981,864	5,527,441

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-4R, Class 3A4, 2.718s, 2038		6,487,000	5,416,645
FRB Ser. 09-13R, Class 5A2, 0.973s, 2035		3,750,000	3,375,000
FRB Ser. 08-4R, Class 1A4, 0.595s, 2037		5,000,000	3,400,000

DSLA Mortgage Loan Trust Ser. 04-AR2, Class X2, IO, PO, 2.484s, 2044		51,721,170	2,747,687

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.05s, 2043 (United Kingdom)	GBP	2,706,624	4,042,539
FRB Ser. 03-2, Class 2C1, 2.76s, 2043 (United Kingdom)	EUR	7,263,000	9,283,710

Green Tree Financial Corp. Ser. 95-F, Class B2, 7.1s, 2021		$47,073	46,061

Green Tree Home Improvement Loan Trust Ser. 95-D, Class B2, 7.45s, 2025		46,099	42,034

GSC Capital Corp. Mortgage Trust Ser. 05-11, Class AF3, 4.778s, 2036		13,010,761	12,034,954

GSR Mortgage Loan Trust FRB Ser. 05-AR4, Class 3A5, 2.648s, 2035		4,000,000	3,662,800

JPMorgan Mortgage Trust FRB Ser. 07-A1, Class 3A4, 2.858s, 2035		4,455,045	3,495,219

Mortgage IT Trust FRB Ser. 05-3, Class A2, 0.543s, 2035		8,379,955	6,829,664

Nomura Resecuritization Trust 144A FRB Ser. 11-2RA, Class 1A2, 5.195s, 2046		13,554,332	12,842,730

Residential Accredit Loans, Inc. Ser. 05-QR1, Class A, 6s, 2034		25,476,286	26,240,574

WAMU Mortgage Pass-Through Certificates
FRB Ser. 07-HY6, Class 2A1, 4.638s, 2037		22,337,564	18,149,271
FRB Ser. 06-AR7, Class 3A1B, 2.47s, 2046		5,594,270	3,188,734
FRB Ser. 04-AR14, Class B1, 2.436s, 2035		6,714,657	3,894,501
Ser. 05-AR17, Class X, IO, PO, 1.645s, 2045		68,775,088	3,868,599
Ser. 04-AR10, Class X, IO, PO, 1.628s, 2044		21,814,213	1,090,711
Ser. 05-AR11, Class X, IO, PO, 1.526s, 2045		123,105,111	6,315,292
Ser. 05-AR19, Class X, IO, PO, 1 1/2s, 2045		110,411,941	5,697,256
FRB Ser. 06-AR1, Class 2A1B, 1.238s, 2046		16,657,482	13,784,066
FRB Ser. 06-AR1, Class 2A1C, 1.238s, 2046		16,531,994	9,257,917
FRB Ser. 06-AR3, Class A1B, 1.168s, 2046		11,306,001	7,970,731
FRB Ser. 06-AR4, Class 1A1B, 1.108s, 2046		7,816,330	6,018,574
Ser. 06-AR11, Class 2XPP, IO, PO, 0.911s, 2046		46,766,620	1,225,285
FRB Ser. 05-AR19, Class A1C3, 0.693s, 2045		19,252,213	15,209,248
FRB Ser. 05-AR13, Class A1C3, 0.683s, 2045		38,910,279	30,350,018
FRB Ser. 05-AR17, Class A1C3, 0.673s, 2045(F)		14,861,974	8,175,033
FRB Ser. 05-AR8, Class 2AC2, 0.653s, 2045		11,956,898	9,326,380
FRB Ser. 05-AR11, Class A1B2, 0.643s, 2045		7,104,044	6,180,518
FRB Ser. 05-AR13, Class A1B2, 0.623s, 2045		8,807,012	7,618,065
FRB Ser. 05-AR17, Class A1B2, 0.603s, 2045		1,848,364	1,534,142
FRB Ser. 05-AR15, Class A1B2, 0.603s, 2045		10,105,500	8,387,565
FRB Ser. 05-AR19, Class A1C4, 0.593s, 2045		7,204,998	5,529,836
FRB Ser. 05-AR11, Class A1B3, 0.593s, 2045		13,762,839	12,111,299
FRB Ser. 05-AR8, Class 2AC3, 0.583s, 2045		4,144,582	3,232,774
FRB Ser. 05-AR1, Class A1B, 0.583s, 2045		6,457,653	5,359,852
FRB Ser. 05-AR19, Class A1B3, 0.543s, 2045		3,855,133	3,315,414
FRB Ser. 05-AR6, Class 2AB3, 0.463s, 2045		4,056,635	3,569,839

Wells Fargo Mortgage Backed Securities Trust
Ser. 08-1, Class 4A1, 5 3/4s, 2038		8,944,156	9,100,679
Ser. 07-12, Class A7, 5 1/2s, 2037		3,011,942	3,087,241
Ser. 07-5, Class 1A1, 5 1/2s, 2037		13,206,120	13,668,334
FRB Ser. 05-AR6, Class B1, 4.997s, 2035		5,040,197	4,586,523

			487,353,961

Total mortgage-backed securities (cost $1,599,274,424)			$1,662,412,386

CORPORATE BONDS AND NOTES (33.6%)(a)
		Principal amount	Value

Basic materials (2.3%)

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)		$1,275,000	$1,512,929

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)		1,290,000	1,225,500

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		1,050,000	1,039,500

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022		1,871,000	1,852,290

Ashland, Inc. 144A sr. unsec. unsub. notes 3s, 2016		3,880,000	3,899,400

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018		3,422,000	3,627,320

Axiall Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2023		155,000	147,250

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020		865,000	873,650

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)		990,000	967,725

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		2,735,000	2,899,100

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016 (Mexico)		2,360,000	2,495,700

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)		955,000	1,040,950

Cemex SAB de CV 144A company guaranty sr. notes 9 1/2s, 2018 (Mexico)		845,000	912,600

Cemex SAB de CV 144A company guaranty sr. notes 5 7/8s, 2019 (Mexico)		580,000	562,600

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019		103,000	109,695

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes 4 5/8s, 2021		1,830,000	1,756,800

Edgen Murray Corp. 144A company guaranty sr. notes 8 3/4s, 2020		940,000	935,300

Ferro Corp. sr. unsec. notes 7 7/8s, 2018		1,674,000	1,732,590

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)		2,579,000	2,598,343

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)		2,302,000	2,267,470

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)		921,000	895,673

Grohe Holding GmbH 144A company company guaranty sr. FRN notes 4.209s, 2017 (Germany)	EUR	2,148,000	2,793,119

HD Supply, Inc. company guaranty sr. unsec. sub. notes 10 1/2s, 2021		$814,000	840,455

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020		2,984,000	3,461,440

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020		1,400,000	1,417,500

Hexion U.S. Finance Corp. 144A sr. notes 6 5/8s, 2020		1,980,000	1,975,050

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018		1,725,000	1,759,500

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC 144A company guaranty sr. notes 8 7/8s, 2018		424,000	432,480

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021		2,841,000	3,117,998

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020		1,100,000	1,196,250

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		1,655,000	1,634,313

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)		591,000	499,395

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)		1,205,000	1,274,288

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)		375,000	354,375

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019		2,472,000	2,774,820

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		1,614,000	1,759,260

LyondellBasell Industries NV sr. unsec. notes 6s, 2021		2,025,000	2,275,505

LyondellBasell Industries NV sr. unsec. unsub. notes 5 3/4s, 2024		1,155,000	1,270,114

LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019		2,920,000	3,177,240

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020		392,000	407,680

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020		750,000	781,875

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)		794,000	760,255

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		2,325,000	2,493,563

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)		548,000	560,330

Orion Engineered Carbons Bondco GmbH 144A company guaranty sr. notes 9 5/8s, 2018 (Germany)		154,000	166,705

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)		1,560,000	1,560,000

PolyOne Corp. 144A sr. unsec. notes 5 1/4s, 2023		1,325,000	1,305,125

PQ Corp. 144A sr. notes 8 3/4s, 2018		1,255,000	1,283,238

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020		435,000	470,888

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017		1,304,000	1,323,560

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020		1,264,000	1,335,100

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023		1,065,000	1,033,050

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)		675,000	680,489

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)		82,000	89,380

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2022		305,000	321,775

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2019		405,000	428,288

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2023		190,000	187,150

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020		1,340,000	1,370,150

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020		2,169,000	2,044,283

US Coatings Acquisition, Inc./Flash Dutch 2 BV 144A company guaranty sr. notes 5 3/4s, 2021 (Netherlands)	EUR	320,000	418,610

USG Corp. sr. unsec. notes 9 3/4s, 2018		$1,317,000	1,494,795

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023		1,105,000	1,085,663

			86,967,439
Capital goods (2.1%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020		2,595,000	2,646,900

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		4,031,000	4,494,565

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)	EUR	835,146	1,150,519

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)		$1,084,443	1,149,510

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)	EUR	500,000	680,294

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)	EUR	685,000	932,003

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)		$250,000	265,625

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. notes 4 7/8s, 2022 (Ireland)		735,000	683,550

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. unsec. notes 7s, 2020 (Ireland)		1,450,000	1,392,000

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		4,330,000	4,676,400

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022		1,425,000	1,425,000

Ball Corp. company guaranty sr. unsec. notes 4s, 2023		350,000	322,875

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018		1,194,000	1,298,475

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)		1,010,000	1,020,100

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)		1,008,000	1,000,440

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)		1,091,000	1,112,820

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		3,139,000	3,452,900

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020		181,000	190,050

Crown Americas LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023		2,280,000	2,148,900

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)	EUR	475,000	654,657

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023		$1,390,000	1,424,750

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)		1,875,000	1,959,375

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)		537,000	327,570

Gestamp Funding Luxemburg SA 144A sr. notes 5 5/8s, 2020 (Luxembourg)		1,070,000	1,012,223

GrafTech International, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2020		1,808,000	1,821,560

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)	EUR	590,000	823,459

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017		$2,585,000	2,765,950

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		3,324,000	4,227,545

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022		1,838,000	1,838,000

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		670,000	626,450

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020		864,000	941,760

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016		3,373,000	3,339,270

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017		1,445,000	1,506,413

Rexam PLC unsec. sub. FRB bonds 6 3/4s, 2067 (United Kingdom)	EUR	560,000	746,950

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)		$2,425,000	2,528,063

Reynolds Group Issuer, Inc. Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019		1,325,000	1,444,250

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020		965,000	972,238

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019		885,000	949,163

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019		3,375,000	3,484,688

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)		680,000	673,200

Silver II Borrower/Silver II US Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7 3/4s, 2020 (Luxembourg)		1,160,000	1,165,800

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018		2,190,000	2,343,300

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020		1,830,000	1,958,100

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020		415,000	423,300

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021		1,980,000	2,009,700

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017		2,259,000	2,434,073

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018		2,171,000	2,284,978

TransDigm, Inc. 144A sr. unsec. sub. notes 7 1/2s, 2021		455,000	465,238

Triumph Group, Inc. 144A sr. unsec. notes 4 7/8s, 2021		1,395,000	1,388,025

			78,582,974
Communication services (4.4%)

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017		2,000,000	2,270,000

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018		179,000	192,425

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		1,634,000	1,707,530

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023		630,000	590,625

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019		3,076,000	3,260,560

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020		380,000	383,800

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 8 3/8s, 2020		531,000	545,603

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018		171,000	171,214

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017		2,017,000	2,102,723

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015		3,103,000	3,296,938

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020		1,290,000	1,238,400

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019		950,000	1,014,125

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023		1,255,000	1,204,800

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		2,275,000	2,451,313

CyrusOne LP/CyrusOne Finance Corp. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2022		395,000	404,875

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)		3,373,000	3,507,920

DISH DBS Corp. company guaranty notes 7 1/8s, 2016		1,370,000	1,483,025

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021		2,657,000	2,823,063

DISH DBS Corp. 144A sr. unsec. notes 4 1/4s, 2018		2,615,000	2,562,700

Equinix, Inc. sr. unsec. notes 7s, 2021		1,840,000	1,996,400

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021		620,000	708,350

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018		4,695,000	5,164,500

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024		475,000	475,000

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019		1,949,000	2,065,940

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021		3,202,000	3,402,125

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)		4,928,000	5,125,120

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		1,949,000	2,046,450

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)		770,000	746,900

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)		1,761,000	1,818,233

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)		5,097,000	5,147,970

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s, 2018 (Luxembourg)		2,470,000	2,488,525

Kabel Deutschland GmbH 144A sr. bonds 6 1/2s, 2018 (Germany)	EUR	1,560,000	2,162,520

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019		$1,699,000	1,834,920

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020		2,993,000	3,187,545

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019		515,000	540,750

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020		183,000	182,543

Lynx I Corp. 144A sr. notes 6s, 2021	GBP	2,160,000	3,252,399

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019		$386,000	414,950

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018		4,456,000	4,745,640

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023		2,255,000	2,294,463

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021		1,960,000	1,994,300

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016 (Mexico)		1,368,000	1,326,960

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019 (Mexico)		353,000	298,285

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021 (Mexico)		1,502,000	1,160,295

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 11 3/8s, 2019 (Luxembourg)		525,000	561,750

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)		1,820,000	1,724,450

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018		3,202,000	3,538,210

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)	GBP	2,520,000	3,909,449

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)		$1,638,000	1,597,050

Qwest Corp. sr. unsec. notes 7 1/2s, 2014		610,000	656,580

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		1,375,000	1,537,441

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019		2,503,000	2,709,498

SBA Telecommunications, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2020		520,000	521,300

Sprint Capital Corp. company guaranty 6 7/8s, 2028		3,610,000	3,465,600

Sprint Nextel Corp. sr. notes 8 3/8s, 2017		4,280,000	4,804,300

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		1,886,000	1,989,730

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017		1,625,000	1,868,750

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020		988,000	1,037,400

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018		4,027,000	4,701,523

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)	EUR	495,000	676,880

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)	CHF	540,000	602,224

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s, 2024 (Luxembourg)	EUR	2,690,000	3,536,031

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s, 2022 (Luxembourg)	EUR	790,000	1,034,041

Unitymedia GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)	EUR	2,398,000	3,426,530

Unitymedia GmbH 144A sr. sub. notes 9 1/2s, 2021 (Germany)	EUR	665,000	959,843

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr. notes 7 1/2s, 2019 (Germany)	EUR	1,855,000	2,564,021

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 8 1/8s, 2017 (Germany)	EUR	627,054	859,235

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)	EUR	3,270,000	4,005,011

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)	EUR	1,986,000	2,741,628

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)		$1,518,000	1,480,050

Virgin Media Finance PLC company guaranty sr. unsec. bonds 8 7/8s, 2019 (United Kingdom)	GBP	162,000	267,791

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018		$1,026,000	1,096,538

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		2,430,000	2,527,200

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019		3,647,000	3,874,938

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)	EUR	301,000	391,350

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Luxembourg)	EUR	4,110,000	5,343,680

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)		$1,135,000	1,143,513

Wind Acquisition Holdings Finance SA company guaranty sr. notes 12 1/4s, 2017 (Luxembourg)(PIK)	EUR	1,422,328	1,962,455

Windstream Corp. company guaranty sr. unsec. notes 6 3/8s, 2023		$815,000	762,025

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018		710,000	756,150

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017		2,884,000	3,165,190

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021		780,000	807,300

			164,399,377
Consumer cyclicals (5.3%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019		360,000	398,700

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015		274,000	137,000

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018		4,005,000	3,023,775

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015		1,113,000	857,010

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020		2,673,000	3,027,173

American Casino & Entertainment Properties LLC sr. notes 11s, 2014		3,304,000	3,295,740

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022		765,000	797,513

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		2,870,000	3,200,050

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020		565,000	593,250

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016		550,000	600,875

Beazer Homes USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2023		1,909,000	1,928,090

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017		962,000	962,000

Bon-Ton Department Stores, Inc. (The) 144A notes 8s, 2021		485,000	492,881

Boyd Gaming Corp. company guaranty sr. unsec. notes 9 1/8s, 2018		600,000	625,500

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)		2,065,000	2,080,488

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)		1,015,000	1,001,975

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020		1,185,000	1,264,988

Building Materials Corp. 144A sr. notes 7s, 2020		2,425,000	2,582,625

Building Materials Corp. 144A sr. notes 6 3/4s, 2021		1,965,000	2,087,813

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019		1,865,000	2,060,825

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A sr. unsec. notes 9s, 2018(PIK)		580,000	594,500

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018		1,411,000	846,600

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017		1,061,000	1,104,766

Caesars Entertainment Operating Co., Inc. 144A company guaranty sr. notes 9s, 2020		5,399,000	5,156,045

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018		855,000	931,950

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		945,000	907,200

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018		774,000	746,910

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022		735,000	775,425

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021		2,148,000	2,370,855

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021		680,000	737,800

Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2023		245,000	235,200

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty notes 10 3/4s, 2017(PIK)		4,530,625	4,893,075

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021		4,178,000	3,969,100

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2019		1,221,000	1,184,370

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020		1,328,000	1,374,480

CST Brands, Inc. 144A company guaranty sr. unsec. notes 5s, 2023		1,272,000	1,240,200

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		1,678,000	1,640,245

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)		1,487,000	1,605,960

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)		3,355,000	3,505,975

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)		450,000	437,625

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018		3,940,000	4,201,711

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021		2,635,000	2,853,510

General Motors Financial Co., Inc. 144A sr. unsec. notes 4 1/4s, 2023		665,000	619,281

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		1,200,000	1,224,000

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD	2,495,000	2,451,610

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s, 2040 (Mexico)		$900,000	992,472

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)		775,000	876,045

Grupo Televisa, S.A.B sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)	MXN	25,900,000	1,697,361

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020		$2,197,000	2,342,551

Hanesbrands, Inc. sr. unsec. notes 8s, 2016		485,000	515,313

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)		900,000	918,000

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018		1,324,000	1,466,330

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021		1,008,000	962,640

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020		1,235,000	1,290,575

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		4,588,000	4,828,870

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)	EUR	2,485,000	3,289,587

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		$700,000	719,250

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020		485,000	531,075

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020		1,060,000	1,144,800

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		2,755,000	2,989,175

L Brands, Inc. sr. notes 5 5/8s, 2022		855,000	865,688

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022		580,000	595,950

Lear Corp. 144A company guaranty sr. unsec. notes 4 3/4s, 2023		1,815,000	1,724,250

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023		1,875,000	1,992,188

Lennar Corp. 144A company guaranty sr. unsec. notes 5s, 2022		645,000	612,750

Lottomatica Group SpA sub. FRN notes Ser. REGS, 8 1/4s, 2066 (Italy)	EUR	2,387,000	3,223,675

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		$1,000,000	1,085,000

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016		883,000	1,005,566

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)		1,765,000	105,900

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)		1,420,000	1,530,050

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)		1,370,000	1,342,600

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017		2,555,000	2,791,338

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016		915,000	979,050

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020		1,160,000	1,200,600

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022		1,120,000	1,212,400

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021		360,000	370,800

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016		843,000	878,836

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)		4,615,776	4,823,486

Navistar International Corp. sr. notes 8 1/4s, 2021		2,516,000	2,471,970

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019		2,625,000	2,677,500

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)		365,000	372,300

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020		800,000	824,000

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018		337,000	362,275

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes 4 1/2s, 2020		900,000	850,500

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018		2,343,000	2,542,155

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021		1,625,000	1,738,750

Owens Corning company guaranty sr. unsec. notes 9s, 2019		679,000	835,170

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019		2,466,000	2,700,270

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022		1,510,000	1,540,200

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018		1,280,000	1,376,000

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)		665,000	671,650

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019		695,000	733,225

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018		1,771,000	1,948,100

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023		740,000	710,400

Rent-A-Center, Inc. 144A sr. unsec. notes 4 3/4s, 2021		970,000	909,375

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019		503,000	543,240

RSI Home Products, Inc. 144A company guaranty notes 6 7/8s, 2018		1,270,000	1,285,875

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016		3,139,000	3,358,730

Sabre, Inc. 144A sr. notes 8 1/2s, 2019		1,705,000	1,815,825

Schaeffler Finance BV 144A company guaranty sr. notes 8 3/4s, 2019 (Netherlands)	EUR	2,595,000	3,749,336

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Netherlands)		$260,000	291,850

Schaeffler Finance BV 144A sr. notes 4 3/4s, 2021 (Netherlands)		1,055,000	1,002,250

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021		665,000	638,400

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022		670,000	670,000

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022		200,000	194,000

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021		1,185,000	1,143,525

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022		90,000	95,400

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020		115,000	121,038

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020		1,125,000	1,185,469

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		350,000	338,625

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		675,000	641,250

Tempur-Pedic International, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020		362,000	381,910

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017		1,400,000	1,454,250

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016		2,378,000	2,211,540

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)		2,324,050	2,376,341

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017		4,975,000	5,634,188

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021		475,000	473,813

TVN Finance Corp. III AB 144A company guaranty sr. unsec. notes 7 7/8s, 2018 (Sweden)	EUR	270,000	356,141

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021		$1,584,000	1,683,000

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020		2,324,000	2,515,730

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019		1,500,000	1,575,000

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 7 5/8s, 2018		3,384,000	3,688,560

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)		4,720,000	4,849,800

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		3,353,000	3,541,606

			198,611,367
Consumer staples (1.9%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015	BRL	16,800,000	7,594,878

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 8 1/4s, 2019		$520,000	565,500

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A sr. unsec. notes 5 1/2s, 2023		710,000	685,150

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021		970,000	926,350

Barry Callebaut Services NV 144A company guaranty sr. unsec. notes 5 1/2s, 2023 (Belgium)		630,000	625,703

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018		1,492,000	1,663,580

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019		3,612,000	3,792,600

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020		475,000	464,313

Claire's Stores, Inc. 144A sr. notes 9s, 2019		2,170,000	2,387,000

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023		470,000	440,625

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016		2,401,000	2,728,136

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		885,000	949,163

Corrections Corp. of America 144A sr. unsec. notes 4 5/8s, 2023(R)		480,000	470,400

Corrections Corp. of America 144A sr. unsec. notes 4 1/8s, 2020(R)		380,000	371,450

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018		212,000	239,560

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016		2,498,000	2,716,575

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		4,296,000	4,768,560

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		2,115,000	2,263,050

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)	GBP	1,688,000	2,518,121

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)		$1,220,000	1,110,797

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020		2,780,000	2,658,375

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018		800,000	858,000

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022		280,000	292,250

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020		280,000	288,400

Hertz Holdings Netherlands BV sr. bonds Ser. REGS, 8 1/2s, 2015 (Netherlands)	EUR	1,000,000	1,358,115

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)	EUR	2,129,000	2,891,427

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)		$680,000	712,300

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		3,515,000	3,541,363

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018		955,000	988,425

Landry's Inc. 144A sr. unsec. notes 9 3/8s, 2020		475,000	497,563

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020		1,645,000	1,723,138

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		910,000	973,700

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018		2,730,000	2,907,450

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2021		2,180,000	2,125,500

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020		3,845,000	4,243,919

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020		595,000	658,963

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022		1,405,000	1,503,350

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018		3,360,000	3,679,200

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022		1,987,000	2,150,928

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020		920,000	979,800

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020		653,000	684,018

			72,997,695
Energy (6.6%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021		1,947,000	1,976,205

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		2,887,000	2,677,693

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		765,000	774,563

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021		605,000	482,488

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019		2,010,000	1,613,025

Anadarko Petroleum Corp. sr. notes 5.95s, 2016		3,610,000	4,056,414

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021		1,992,000	1,982,040

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020		570,000	571,425

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020		520,000	539,500

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017		1,560,000	1,641,900

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		3,906,000	4,179,420

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020		1,640,000	1,820,400

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021		260,000	273,650

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017	EUR	565,000	766,232

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015		$4,650,000	5,138,250

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023		475,000	480,938

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022		3,280,000	3,493,200

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		1,035,000	1,024,650

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022		896,000	887,040

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)	CAD	2,355,000	1,265,166

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)		$827,000	471,390

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		1,829,000	1,915,878

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017		7,000,000	7,367,500

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022		3,415,000	3,474,763

Continental Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2023		720,000	700,200

Continental Resources, Inc./OK company guaranty sr. unsec. unsub. notes 7 1/8s, 2021		788,000	866,800

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018		4,722,000	5,005,320

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 7 1/8s, 2022		650,000	661,375

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 7 1/8s, 2021		970,000	950,600

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020		3,793,000	4,096,440

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018		4,962,000	4,639,470

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021		1,264,000	1,267,160

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019		2,205,000	2,171,925

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018		1,839,000	1,907,963

Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s, 2037 (Russia)		1,810,000	1,930,275

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)		1,280,000	1,369,600

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)		3,305,000	4,029,820

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)		740,000	857,978

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019		4,000,000	3,940,000

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020		2,883,000	2,919,038

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021		4,153,000	4,028,410

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017		175,000	185,938

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021		795,000	795,000

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020		970,000	999,100

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021		1,492,000	1,432,320

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019		540,000	585,900

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		655,000	687,750

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019		2,918,000	3,209,800

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 6 1/4s, 2019		2,500,000	2,381,250

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)		813,000	585,360

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 6 1/8s, 2020 (Russia)		5,000,000	5,262,500

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)		1,700,000	1,581,595

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)		2,380,000	2,588,250

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)		1,624,000	1,609,790

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)		901,000	873,970

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)		3,725,000	3,688,383

Neon Capital, Ltd. 144A limited recourse notes Ser. 97, 1.105s, 2013 (Cayman Islands)(F)(g)		2,649,208	308,080

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022		750,000	748,125

Newfield Exploration Co. sr. unsec. sub. notes 6 7/8s, 2020		1,000,000	1,030,000

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020		2,385,000	2,408,850

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023		1,045,000	1,086,800

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)		2,250,000	2,342,145

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)		1,425,000	1,400,063

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016		2,848,000	3,161,280

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020		208,000	208,520

Pemex Project Funding Master Trust company guaranty unsec. unsub. notes 6 5/8s, 2038 (Mexico)		760,000	798,000

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)		720,000	689,400

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)		3,270,000	3,106,500

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)		21,355,000	17,347,094

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)		3,000,000	1,801,980

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)		5,000,000	4,113,400

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)		23,250,000	21,841,980

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)		16,885,000	14,851,708

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)		16,325,000	14,957,781

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 12 3/4s, 2022 (Venezuela)		2,400,000	2,412,000

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8s, 2013 (Venezuela)		6,425,000	6,425,000

Petroleos Mexicanos company guaranty sr. unsec. notes 6 1/2s, 2041 (Mexico)		1,000,000	1,032,500

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020		1,640,000	1,758,900

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022		790,000	772,225

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		3,321,000	3,586,680

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021		570,000	556,463

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016		2,885,000	3,104,981

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020		705,000	712,050

Samson Investment Co. 144A sr. unsec. notes 10s, 2020		3,925,000	4,135,969

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021		678,000	647,490

Seven Generations Energy Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)		620,000	616,900

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018		1,545,000	1,606,800

SM Energy Co. sr. unsec. notes 6 5/8s, 2019		1,105,000	1,157,488

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		985,000	1,034,250

Suburban Propane Partners LP/Suburban Energy Finance Corp. sr. unsec. notes 7 3/8s, 2021		2,379,000	2,474,160

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021		1,915,000	1,958,088

Williams Cos., Inc. (The) notes 7 3/4s, 2031		522,000	609,669

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021		690,000	832,942

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022		3,600,000	3,636,000

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017		1,143,000	1,171,575

			249,126,846
Financials (5.0%)

ACE Cash Express, Inc. 144A sr. notes 11s, 2019		976,000	936,960

Air Lease Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2020		825,000	798,188

Air Lease Corp. sr. unsec. notes 6 1/8s, 2017		1,690,000	1,749,150

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017		1,815,000	1,941,633

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015		4,595,000	4,951,113

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		7,290,000	8,401,725

Ally Financial, Inc. unsec. sub. notes 8s, 2018		1,333,000	1,509,623

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068		3,027,000	3,692,940

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)		1,200,000	1,158,000

Boparan Finance PLC 144A company guaranty sr. unsec. unsub. bonds 9 3/4s, 2018 (United Kingdom)	EUR	1,030,000	1,451,642

Boparan Holdings, Ltd. 144A company guaranty sr. unsec. unsub. notes 9 7/8s, 2018 (United Kingdom)	GBP	1,365,000	2,236,994

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020		$1,235,000	1,302,925

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023		782,000	740,945

CIT Group, Inc. sr. unsec. notes 5s, 2022		2,000,000	1,985,000

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		1,350,000	1,382,063

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018		2,885,000	3,115,800

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019		1,710,000	1,765,575

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019		2,170,000	2,077,775

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031		3,250,000	3,262,188

Dresdner Funding Trust I 144A bonds 8.151s, 2031		3,659,000	3,672,721

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019		3,141,000	3,188,115

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub. FRB bonds 5.13s, perpetual maturity (Jersey)	EUR	1,092,000	1,447,896

Hub International Ltd. 144A company guaranty sr. notes 8 1/8s, 2018		$316,000	329,430

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018		4,000,000	4,200,000

Industry & Construction Bank St. Petersburg OJSC Via Or-ICB unsec. sub. FRN notes 5.01s, 2015 (Russia)		1,695,000	1,722,205

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		345,000	355,350

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022		1,895,000	1,880,788

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015		775,000	786,625

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021		660,000	607,200

International Lease Finance Corp. sr. unsec. unsub. notes 3 7/8s, 2018		1,675,000	1,574,500

iStar Financial, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2018(R)		400,000	377,500

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)		2,250,000	2,334,375

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN notes 8s, perpetual maturity (United Kingdom)		2,158,000	2,182,278

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097		2,775,000	2,910,362

MetLife Capital Trust X 144A jr. sub. FRB bonds 9 1/4s, 2068		935,000	1,234,200

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)		1,140,000	1,197,000

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)		1,474,000	1,562,440

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 9 5/8s, 2019		835,000	935,200

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020		740,000	784,400

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		2,002,000	1,921,920

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020		1,987,000	1,977,065

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017		1,774,000	1,778,435

Onex USI Acquisition Corp. 144A sr. unsec. notes 7 3/4s, 2021		1,938,000	1,913,775

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016		1,085,000	1,207,063

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		1,240,000	1,312,850

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		1,947,000	1,942,133

RBS Capital Trust III bank guaranty jr. unsec. sub. notes 5.512s, perpetual maturity (United Kingdom)		3,375,000	2,463,750

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.092s, perpetual maturity (United Kingdom)	EUR	2,550,000	2,813,027

Royal Bank of Scotland Group PLC jr. sub. FRN notes Ser. MTN, 7.64s, perpetual maturity (United Kingdom)		$3,300,000	2,937,000

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sub. FRN notes 6s, 2021 (Russia)		6,000,000	5,947,355

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)		2,100,000	2,178,934

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)		5,200,000	5,379,400

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017		4,005,000	3,929,906

Springleaf Finance Corp. 144A sr. unsec. notes 6s, 2020		825,000	738,375

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)		1,665,000	1,739,326

UBS AG/Jersey Branch jr. unsec. sub. FRB bonds 4.28s, perpetual maturity (Jersey)	EUR	976,000	1,251,557

UBS AG/Jersey Branch jr. unsec. sub. FRN notes Ser. EMTN, 7.152s, perpetual maturity (Jersey)	EUR	2,000,000	2,798,546

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)		$3,400,000	3,290,724

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)		1,956,000	2,083,140

VTB Bank OJSC 144A jr. unsec. sub. FRN notes 9 1/2s, perpetual maturity (Russia)		1,600,000	1,694,351

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)		4,335,000	4,616,775

VTB Bank OJSC Via VTB Capital SA 144A bank guaranty sr. unsec. notes 6.551s, 2020 (Russia)		5,000,000	5,175,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)		22,451,000	23,798,060

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)		23,618,000	25,153,170

			187,784,461
Health care (2.4%)

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021		955,000	955,000

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020		1,210,000	1,210,000

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019		1,901,000	2,029,318

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)	EUR	819,000	1,108,256

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020		$2,085,000	2,148,853

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017		1,610,000	1,706,600

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019	EUR	3,075,000	4,424,483

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018		$2,425,000	2,461,375

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019		721,000	766,964

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)	EUR	865,000	1,186,839

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)		$6,000,000	6,555,000

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019		2,594,000	2,756,125

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019		1,880,000	1,898,800

Envision Healthcare Holdings, Inc. 144A sr. unsec. notes 9 1/4s, 2017(PIK)		1,925,000	1,949,063

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019		1,675,000	1,742,000

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		2,160,000	2,386,800

HCA, Inc. company guaranty sr. notes 7 7/8s, 2020		1,500,000	1,615,313

HCA, Inc. sr. notes 6 1/2s, 2020		7,233,000	7,829,723

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		741,000	818,805

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		3,240,000	3,365,550

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019		1,591,000	1,605,916

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020		816,000	830,280

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)		775,000	809,875

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019		1,349,000	1,490,645

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018		1,754,000	1,881,165

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019		1,213,000	1,250,906

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018		1,910,000	2,077,125

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)		1,266,000	1,348,290

Priory Group No. 3 PLC 144A company guaranty sr. notes 7s, 2018 (United Kingdom)	GBP	2,990,000	4,600,528

Rottapharm Ltd. 144A sr. unsec. notes 6 1/8s, 2019 (Ireland)	EUR	1,085,000	1,411,499

Service Corp. International/US sr. notes 7s, 2019		$970,000	1,025,775

Service Corp. International/US sr. notes 7s, 2017		3,136,000	3,457,440

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022		755,000	753,113

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020		2,523,000	2,586,075

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019		2,790,000	2,957,400

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017		2,005,000	2,065,150

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015		834,910	834,910

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019		2,400,000	2,532,000

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		2,265,000	2,383,913

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 1/2s, 2021		450,000	419,625

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 3/8s, 2021		1,485,000	1,362,488

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020		350,000	357,000

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018		900,000	922,500

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020		290,000	286,375

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017		350,000	362,250

VPII Escrow Corp. 144A sr. unsec. notes 6 3/4s, 2018 (Canada)		2,270,000	2,326,750

			90,853,860
Technology (1.3%)

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		1,786,000	1,352,895

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		2,899,000	2,616,348

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)		261,000	264,263

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		4,905,000	4,972,444

Ceridian Corp. 144A sr. notes 8 7/8s, 2019		369,000	409,590

Ceridian Corp. 144A sr. unsec. notes 11s, 2021		151,000	166,100

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019		1,024,000	1,049,600

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021		4,738,000	5,010,435

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		3,255,000	3,320,100

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020		820,000	893,800

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019		1,245,000	1,279,238

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021		1,240,000	1,236,900

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021		1,365,000	1,228,500

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020		2,607,000	2,867,700

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018		1,494,000	1,620,990

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019		555,000	601,481

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018		200,000	226,500

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020		2,300,000	2,392,000

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		4,150,000	4,414,563

NXP BV/NXP Funding, LLC 144A sr. unsec. notes 5 3/4s, 2023 (Netherlands)		395,000	402,900

Softbank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)		2,820,000	2,710,128

SunGard Data Systems, Inc. 144A company guaranty sr. sub. notes 6 5/8s, 2019		1,060,000	1,065,300

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020		2,062,000	2,185,720

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019		3,115,000	3,325,263

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)	EUR	1,550,000	2,132,315

			47,745,073
Transportation (0.4%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)	CHF	6,917,000	7,469,525

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)		$545,000	561,350

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018		2,993,000	3,224,958

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018		4,085,000	4,513,925

Watco Cos LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		1,415,000	1,407,925

			17,177,683
Utilities and power (1.9%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017		5,000,000	5,625,000

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021		1,960,000	2,151,100

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023		665,000	620,113

Calpine Corp. 144A sr. notes 7 1/4s, 2017		6,203,000	6,466,628

Cenrais Electricas Brasileiras SA 144A sr. unsec. unsub. notes 5 3/4s, 2021 (Brazil)		500,000	483,750

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037		2,495,000	2,766,965

El Paso Corp. sr. unsec. notes 7s, 2017		4,910,000	5,337,951

El Paso Natural Gas Co. debs. 8 5/8s, 2022		2,976,000	3,830,957

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020		6,590,000	7,216,050

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 12 1/4s, 2022		875,000	966,875

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020		7,000,000	7,647,500

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020		4,830,000	5,276,775

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019		765,000	818,550

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022		485,000	518,950

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020		2,730,000	3,078,075

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)		990,751	1,015,520

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023		605,000	562,115

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		3,271,000	3,598,100

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		530,000	588,300

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021		6,000,000	6,405,000

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020		1,370,000	1,605,125

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		1,140,000	1,122,900

Regency Energy Partners 144A company guaranty sr. unsec. notes 4 1/2s, 2023		955,000	864,275

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028		520,000	631,524

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020		1,440,000	1,076,400

Vattenfall AB jr. unsec. sub. FRB bonds 5 1/4s, perpetual maturity (Sweden)	EUR	819,000	1,116,369

			71,390,867

Total corporate bonds and notes (cost $1,241,036,502)			$1,265,637,642

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (21.8%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.5%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, November 20, 2038		$812,545	$915,049
3 1/2s, TBA, July 1, 2043		54,000,000	55,442,815

			56,357,864
U.S. Government Agency Mortgage Obligations (20.3%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, August 1, 2042(FWC)		43,887,608	45,403,155
3 1/2s, September 1, 2042		6,672,277	6,775,229

Federal National Mortgage Association Pass-Through Certificates
4s, TBA, July 1, 2043		67,000,000	69,821,330
3 1/2s, with due dates from March 1, 2043 to May 1, 2043		43,315,015	43,584,966
3 1/2s, TBA, July 1, 2043		490,000,000	497,656,250
3s, TBA, July 1, 2043		103,000,000	100,714,688

			763,955,618

Total U.S. government and agency mortgage obligations (cost $831,861,219)			$820,313,482

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.2%)(a)
		Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)		$2,523,035	$1,362,439

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)		12,925,000	9,855,313

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013 (Argentina)		3,495,000	3,564,900

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)		37,188,000	32,223,402

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)		28,929,431	15,621,893

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)		7,100,000	7,566,612

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil)	units	7,250	3,331,858

Brazil (Federal Republic of) unsub. notes 10s, 2014 (Brazil)	units	20,095	9,471,050

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013 (India)	INR	182,100,000	3,044,540

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)		$4,340,000	4,547,669

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2042 (Greece)(STP)	EUR	1,601,000	868,649

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2041 (Greece)(STP)	EUR	1,141,000	620,346

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2040 (Greece)(STP)	EUR	1,601,000	861,897

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2039 (Greece)(STP)	EUR	2,521,000	1,359,278

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)	EUR	8,951,000	4,843,231

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)	EUR	2,051,000	1,114,833

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)	EUR	4,111,000	2,244,404

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)	EUR	5,751,000	3,152,190

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)	EUR	3,431,000	1,871,818

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)	EUR	1,601,000	877,902

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)	EUR	3,671,000	2,015,176

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)	EUR	681,000	373,663

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)	EUR	10,181,000	5,630,549

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)	EUR	1,141,000	639,104

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)	EUR	5,751,000	3,287,158

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)	EUR	1,141,000	667,649

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)	EUR	4,831,000	2,892,981

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)	EUR	15,941,000	9,951,090

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)	EUR	1,451,000	946,311

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)	EUR	6,781,000	4,646,526

Hungary (Government of) sr. unsec. unsub. notes 4 1/8s, 2018 (Hungary)		$3,740,000	3,644,992

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)		7,275,000	6,289,674

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)		3,255,000	3,459,967

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014 (Supra-Nation)	RUB	123,450,000	3,703,021

Iraq (Republic of) 144A bonds 5.8s, 2028 (Iraq)		$2,905,000	2,411,150

Ireland (Republic of) unsec. bonds 5 1/2s, 2017 (Ireland)	EUR	14,029,000	20,165,994

Poland (Government of) sr. unsec. bonds 5s, 2022 (Poland)		$3,500,000	3,762,500

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s, 2017 (Portugal)	EUR	4,199,000	5,260,446

Russia (Federation of) sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)		$762,023	883,147

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)		1,925,000	1,966,137

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)		1,430,400	1,675,356

Serbia (Republic of) 144A sr. unsec. bonds 4 7/8s, 2020 (Serbia)		2,050,000	1,918,735

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)	EUR	4,199,000	5,892,765

Sri Lanka (Republic of) 144A notes 7.4s, 2015 (Sri Lanka)		$1,300,000	1,363,622

Turkey (Republic of) sr. unsec. bonds 5 5/8s, 2021 (Turkey)		6,800,000	7,185,152

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017 (Turkey)		5,015,000	5,849,446

Turkey (Republic of) unsec. notes 6 3/4s, 2040 (Turkey)		5,080,000	5,666,080

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017 (Ukraine)		2,700,000	2,484,000

Ukraine (Government of) 144A bonds 7 3/4s, 2020 (Ukraine)		5,420,000	4,945,750

Ukraine (Government of) 144A sr. unsec. bonds 7.95s, 2014 (Ukraine)		5,200,000	5,147,943

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)		5,035,000	5,011,643

Ukraine (Government of) 144A sr. unsec. notes 7.8s, 2022 (Ukraine)		4,500,000	4,005,000

United Mexican States unsec. bonds 6 1/2s, 2022 (Mexico)	MXN	361,821,000	29,171,695

United Mexican States unsec. bonds Ser. M20, 10s, 2024 (Mexico)	MXN	255,405,000	26,162,482

Venezuela (Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)		$2,900,000	1,942,652

Venezuela (Republic of) unsec. notes 10 3/4s, 2013 (Venezuela)		4,150,000	4,153,445

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018 (Venezuela)		4,935,000	5,161,763

Total foreign government and agency bonds and notes (cost $335,104,448)			$308,738,988

SENIOR LOANS (1.3%)(a)(c)
		Principal amount	Value

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018		$2,015,000	$1,974,700

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018		1,251,863	1,253,427

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017		714,894	714,894

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.443s, 2018		7,203,735	6,353,694

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017		2,994,356	2,983,127

Chesapeake Energy Corp. bank term loan FRN Ser. B, 5 3/4s, 2017		2,091,000	2,112,201

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.944s, 2019		7,349,000	6,685,297

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018		2,131,416	2,124,184

First Data Corp. bank term loan FRN 4.193s, 2018		574,435	559,236

First Data Corp. bank term loan FRN 4.193s, 2017		61,131	59,802

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016		1,758,535	1,691,962

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.2s, 2014(PIK)		402,119	389,854

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.2s, 2014(PIK)		228,888	221,907

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020		1,420,000	1,418,403

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)		1,070,553	1,083,935

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017		488,532	490,160

Neiman Marcus Group, Inc. (The) bank term loan FRN 4s, 2018		5,702,808	5,676,079

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017		1,244,600	1,216,597

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)		1,015,000	1,008,656

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017		1,001,251	1,001,564

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.72s, 2017		4,000,000	2,793,000

Travelport, LLC bank term loan FRN 9 1/2s, 2016		2,450,289	2,503,889

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)		730,268	724,791

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020		1,260,000	1,264,275

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 4 1/2s, 2020		1,380,000	1,376,797

West Corp. bank term loan FRN Ser. B8, 3 3/4s, 2018		161,506	161,264

Total senior loans (cost $49,141,349)			$47,843,695

CONVERTIBLE BONDS AND NOTES (—%)(a)
		Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)		$910,000	$1,079,488

Total convertible bonds and notes (cost $997,780)			$1,079,488

SHORT-TERM INVESTMENTS (13.0%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.06%(AFF)		127,430,575	$127,430,575

Putnam Short Term Investment Fund 0.03%(AFF)		170,292,200	170,292,200

SSgA Prime Money Market Fund 0.03%(P)		42,760,000	42,760,000

Straight-A Funding, LLC 144A commercial paper with an effective yield of 0.07%, July 3, 2013		$16,660,000	16,659,926

U.S. Treasury Bills with an effective yield of 0.10%, May 1, 2014(SEG)(SEGSF)		35,000,000	34,964,545

U.S. Treasury Bills with effective yields ranging from 0.15% to 0.17%, July 25, 2013(SEG)(SEGSF)(SEGCCS)		98,941,000	98,930,138

Total short-term investments (cost $491,042,397)			$491,037,384

TOTAL INVESTMENTS

Total investments (cost $4,548,458,119)(b)			$4,597,063,065

FORWARD CURRENCY CONTRACTS at 6/30/13 (aggregate face value $2,016,966,687) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	9/18/13	$105,652	$106,528	$(876)
	British Pound	Sell	9/18/13	105,652	105,622	(30)
	Canadian Dollar	Sell	7/17/13	248,367	279,507	31,140
	Chilean Peso	Buy	7/17/13	10,269,645	10,875,566	(605,921)
	Chilean Peso	Sell	7/17/13	10,269,645	10,466,917	197,272
	Euro	Sell	9/18/13	8,729,879	8,779,053	49,174
	Japanese Yen	Buy	8/22/13	20,541,529	20,430,109	111,420
	Japanese Yen	Sell	8/22/13	20,541,529	20,887,658	346,129
	Peruvian New Sol	Buy	7/17/13	12,519,887	13,442,523	(922,636)
	Peruvian New Sol	Sell	7/17/13	12,519,887	13,136,481	616,594
	Singapore Dollar	Sell	8/22/13	12,087,294	12,147,803	60,509
	South Korean Won	Buy	8/22/13	7,905,938	8,006,775	(100,837)
	South Korean Won	Sell	8/22/13	7,905,938	7,922,861	16,923
	Swiss Franc	Buy	9/18/13	3,215,628	3,300,512	(84,884)
	Swiss Franc	Sell	9/18/13	3,215,628	3,209,478	(6,150)
Barclays Bank PLC
	Australian Dollar	Sell	7/17/13	8,287,382	7,456,846	(830,536)
	Brazilian Real	Sell	7/17/13	8,071,831	7,840,958	(230,873)
	British Pound	Sell	9/18/13	12,402,650	12,553,989	151,339
	Canadian Dollar	Sell	7/17/13	4,501,686	4,436,097	(65,589)
	Chilean Peso	Buy	7/17/13	15,392,082	16,241,263	(849,181)
	Chilean Peso	Sell	7/17/13	15,392,082	15,771,267	379,185
	Euro	Sell	9/18/13	31,772,360	32,140,716	368,356
	Indonesian Rupiah	Sell	8/22/13	2,626,130	2,337,452	(288,678)
	Japanese Yen	Buy	8/22/13	32,044,107	32,005,192	38,915
	Japanese Yen	Sell	8/22/13	32,044,107	31,820,489	(223,618)
	Malaysian Ringgit	Buy	8/22/13	12,317,144	13,042,301	(725,157)
	Malaysian Ringgit	Sell	8/22/13	12,317,144	12,624,265	307,121
	Mexican Peso	Sell	7/17/13	9,946,359	10,041,423	95,064
	New Taiwan Dollar	Buy	8/22/13	2,681,887	2,719,240	(37,353)
	New Taiwan Dollar	Sell	8/22/13	2,681,887	2,699,254	17,367
	Norwegian Krone	Buy	9/18/13	754,019	274,846	479,173
	Polish Zloty	Sell	9/18/13	435,659	411,314	(24,345)
	Russian Ruble	Buy	9/18/13	731,607	744,208	(12,601)
	Russian Ruble	Sell	9/18/13	731,607	749,945	18,338
	Singapore Dollar	Sell	8/22/13	23,034,132	23,070,281	36,149
	Swedish Krona	Buy	9/18/13	562,599	863,509	(300,910)
	Swiss Franc	Sell	9/18/13	2,657,195	2,595,404	(61,791)
Citibank, N.A.
	Australian Dollar	Buy	7/17/13	29,051,742	32,699,953	(3,648,211)
	Australian Dollar	Sell	7/17/13	29,756,265	31,857,507	2,101,242
	Brazilian Real	Sell	7/17/13	5,471,813	5,203,057	(268,756)
	British Pound	Sell	9/18/13	11,309,340	11,381,460	72,120
	Canadian Dollar	Sell	7/17/13	2,965,194	2,783,979	(181,215)
	Euro	Buy	9/18/13	6,170,617	6,183,008	(12,391)
	Japanese Yen	Sell	8/22/13	2,640,278	3,487,974	847,696
	Mexican Peso	Buy	7/17/13	5,338,454	5,347,587	(9,133)
	Mexican Peso	Sell	7/17/13	5,338,454	5,352,583	14,129
	South African Rand	Buy	7/17/13	7,508,397	7,868,905	(360,508)
	South African Rand	Sell	7/17/13	7,508,397	7,943,352	434,955
	Swedish Krona	Buy	9/18/13	2,680,780	2,740,527	(59,747)
	Swedish Krona	Sell	9/18/13	2,680,780	2,656,469	(24,311)
	Swiss Franc	Sell	9/18/13	18,556,181	18,592,512	36,331
	Thai Baht	Buy	8/22/13	7,859,998	8,288,840	(428,842)
	Thai Baht	Sell	8/22/13	7,859,998	8,064,851	204,853
	Turkish Lira	Sell	9/18/13	2,600,154	2,632,969	32,815
Credit Suisse International
	Australian Dollar	Buy	7/17/13	25,649,162	28,705,696	(3,056,534)
	Australian Dollar	Sell	7/17/13	25,649,162	27,651,230	2,002,068
	Brazilian Real	Buy	7/17/13	11,634,220	12,394,977	(760,757)
	Brazilian Real	Sell	7/17/13	11,634,220	12,093,982	459,762
	British Pound	Buy	9/18/13	832,904	840,101	(7,197)
	British Pound	Sell	9/18/13	832,904	832,672	(232)
	Canadian Dollar	Sell	7/17/13	1,386,787	1,288,621	(98,166)
	Chilean Peso	Buy	7/17/13	12,844,981	13,492,873	(647,892)
	Chilean Peso	Sell	7/17/13	12,844,981	13,148,355	303,374
	Chinese Yuan	Buy	8/22/13	10,678,927	10,606,495	72,432
	Chinese Yuan	Sell	8/22/13	10,678,927	10,627,854	(51,073)
	Czech Koruna	Sell	9/18/13	5,257,082	5,356,657	99,575
	Euro	Buy	9/18/13	6,588,458	6,695,644	(107,186)
	Indonesian Rupiah	Buy	8/22/13	2,617,160	2,659,962	(42,802)
	Indonesian Rupiah	Sell	8/22/13	2,617,160	2,619,851	2,691
	Japanese Yen	Sell	8/22/13	15,474,383	16,132,404	658,021
	Mexican Peso	Sell	7/17/13	8,234,726	8,290,847	56,121
	New Taiwan Dollar	Buy	8/22/13	2,681,887	2,718,935	(37,048)
	New Taiwan Dollar	Sell	8/22/13	2,681,887	2,699,254	17,367
	Norwegian Krone	Buy	9/18/13	3,733,324	4,352,020	(618,696)
	Philippine Peso	Buy	8/22/13	5,162,930	5,411,779	(248,849)
	Philippine Peso	Sell	8/22/13	5,162,930	5,274,157	111,227
	Polish Zloty	Buy	9/18/13	7,850,090	8,104,986	(254,896)
	Polish Zloty	Sell	9/18/13	7,850,090	8,049,096	199,006
	Russian Ruble	Buy	9/18/13	216,596	220,293	(3,697)
	Russian Ruble	Sell	9/18/13	216,596	222,001	5,405
	South African Rand	Buy	7/17/13	10,088,370	10,369,385	(281,015)
	South African Rand	Sell	7/17/13	10,088,370	10,467,493	379,123
	Swedish Krona	Buy	9/18/13	8,661,000	8,784,632	(123,632)
	Swedish Krona	Sell	9/18/13	8,661,000	9,020,583	359,583
	Swiss Franc	Sell	9/18/13	22,145,369	22,351,759	206,390
	Turkish Lira	Sell	9/18/13	2,600,103	2,634,420	34,317
Deutsche Bank AG
	Australian Dollar	Buy	7/17/13	12,904,607	14,585,989	(1,681,382)
	Australian Dollar	Sell	7/17/13	12,904,607	13,451,841	547,234
	Brazilian Real	Buy	7/17/13	7,540,197	8,131,325	(591,128)
	Brazilian Real	Sell	7/17/13	7,540,197	7,837,080	296,883
	British Pound	Sell	9/18/13	8,952,005	9,028,767	76,762
	Canadian Dollar	Sell	7/17/13	10,721,314	11,119,492	398,178
	Euro	Sell	9/18/13	20,702,360	20,825,056	122,696
	Japanese Yen	Buy	8/22/13	7,948,017	7,393,345	554,672
	Mexican Peso	Buy	7/17/13	38,059,605	39,808,380	(1,748,775)
	Mexican Peso	Sell	7/17/13	38,059,605	39,699,197	1,639,592
	Norwegian Krone	Buy	9/18/13	1,572,543	1,640,704	(68,161)
	Norwegian Krone	Sell	9/18/13	1,572,543	1,573,892	1,349
	Polish Zloty	Buy	9/18/13	2,637,344	2,678,357	(41,013)
	Polish Zloty	Sell	9/18/13	2,637,344	2,691,875	54,531
	Swedish Krona	Buy	9/18/13	112,106	114,590	(2,484)
	Swedish Krona	Sell	9/18/13	112,106	111,100	(1,006)
	Swiss Franc	Buy	9/18/13	7,250,207	7,262,941	(12,734)
	Swiss Franc	Sell	9/18/13	7,250,207	7,239,395	(10,812)
Goldman Sachs International
	British Pound	Sell	9/18/13	3,956,559	3,991,006	34,447
	Canadian Dollar	Buy	7/17/13	34,524,804	35,471,841	(947,037)
	Canadian Dollar	Sell	7/17/13	34,524,804	35,315,343	790,539
	Euro	Sell	9/18/13	15,716,648	15,786,838	70,190
	Japanese Yen	Buy	8/22/13	39,745,713	39,262,162	483,551
	Japanese Yen	Sell	8/22/13	39,745,713	40,172,773	427,060
	Norwegian Krone	Buy	9/18/13	1,637,770	1,639,328	(1,558)
	Norwegian Krone	Sell	9/18/13	1,637,770	1,708,448	70,678
HSBC Bank USA, National Association
	Australian Dollar	Sell	7/17/13	8,191,003	7,466,161	(724,842)
	British Pound	Sell	9/18/13	8,522,404	8,594,697	72,293
	Canadian Dollar	Sell	7/17/13	5,938,944	5,947,330	8,386
	Euro	Sell	9/18/13	19,430,346	19,359,108	(71,238)
	Indian Rupee	Sell	8/22/13	3,251,331	3,314,178	62,847
	Indonesian Rupiah	Sell	8/22/13	2,626,130	2,506,903	(119,227)
	Japanese Yen	Buy	8/22/13	20,690,281	20,487,188	203,093
	Japanese Yen	Sell	8/22/13	20,690,281	21,060,927	370,646
	Norwegian Krone	Buy	9/18/13	9,083,615	8,978,176	105,439
	Philippine Peso	Buy	8/22/13	2,614,415	2,740,011	(125,596)
	Philippine Peso	Sell	8/22/13	2,614,415	2,641,952	27,537
	Polish Zloty	Buy	9/18/13	2,607,601	2,708,712	(101,111)
	Polish Zloty	Sell	9/18/13	2,607,601	2,682,009	74,408
	Russian Ruble	Buy	9/18/13	949,608	973,156	(23,548)
	Russian Ruble	Sell	9/18/13	949,608	966,555	16,947
	South African Rand	Buy	7/17/13	7,508,407	7,865,867	(357,460)
	South African Rand	Sell	7/17/13	7,508,407	7,939,995	431,588
	Swedish Krona	Buy	9/18/13	8,638,998	8,987,886	(348,888)
	Swiss Franc	Buy	9/18/13	4,895,802	5,024,956	(129,154)
	Swiss Franc	Sell	9/18/13	4,895,802	4,887,209	(8,593)
	Thai Baht	Buy	8/22/13	2,600,771	2,741,857	(141,086)
	Thai Baht	Sell	8/22/13	2,600,771	2,642,167	41,396
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	7/17/13	2,993,495	1,620,132	(1,373,363)
	Brazilian Real	Sell	7/17/13	5,030,847	4,920,907	(109,940)
	British Pound	Sell	9/18/13	3,478,160	3,508,149	29,989
	Canadian Dollar	Sell	7/17/13	4,751,193	4,660,611	(90,582)
	Chilean Peso	Buy	7/17/13	12,511,461	13,220,010	(708,549)
	Chilean Peso	Sell	7/17/13	12,511,461	12,651,276	139,815
	Chinese Yuan	Buy	8/22/13	6,200,444	6,153,798	46,646
	Chinese Yuan	Sell	8/22/13	6,200,444	6,170,034	(30,410)
	Czech Koruna	Sell	9/18/13	5,257,077	5,347,788	90,711
	Euro	Sell	9/18/13	13,287,203	13,237,380	(49,823)
	Japanese Yen	Sell	8/22/13	11,222,580	11,994,492	771,912
	Malaysian Ringgit	Buy	8/22/13	9,031,752	9,337,486	(305,734)
	Malaysian Ringgit	Sell	8/22/13	9,031,752	9,265,367	233,615
	Mexican Peso	Sell	7/17/13	13,073,348	13,117,836	44,488
	New Taiwan Dollar	Buy	8/22/13	2,681,887	2,715,078	(33,191)
	New Taiwan Dollar	Sell	8/22/13	2,681,887	2,701,069	19,182
	Norwegian Krone	Buy	9/18/13	12,177,907	12,316,742	(138,835)
	Polish Zloty	Sell	9/18/13	1,092,246	998,872	(93,374)
	Russian Ruble	Sell	9/18/13	1,400,783	1,401,122	339
	Singapore Dollar	Sell	8/22/13	20,237,832	20,207,858	(29,974)
	South African Rand	Buy	7/17/13	2,718,203	2,696,984	21,219
	South African Rand	Sell	7/17/13	2,718,203	2,687,361	(30,842)
	South Korean Won	Buy	8/22/13	8,031,969	8,129,579	(97,610)
	South Korean Won	Sell	8/22/13	8,031,969	8,053,403	21,434
	Swedish Krona	Buy	9/18/13	8,736,501	8,747,938	(11,437)
	Swedish Krona	Sell	9/18/13	8,736,501	8,900,964	164,463
	Swiss Franc	Sell	9/18/13	420,070	424,415	4,345
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/13	16,677,902	17,891,617	(1,213,715)
	Australian Dollar	Sell	7/17/13	17,334,557	17,760,872	426,315
	Brazilian Real	Sell	7/17/13	3,549,704	3,258,546	(291,158)
	British Pound	Sell	9/18/13	9,006,732	9,117,929	111,197
	Canadian Dollar	Sell	7/17/13	2,988,292	2,772,026	(216,266)
	Chilean Peso	Buy	7/17/13	12,992,893	13,735,047	(742,154)
	Chilean Peso	Sell	7/17/13	12,992,893	13,137,938	145,045
	Colombian Peso	Buy	7/17/13	10,465,619	10,921,512	(455,893)
	Colombian Peso	Sell	7/17/13	10,465,619	10,629,348	163,729
	Czech Koruna	Sell	9/18/13	5,257,077	5,348,877	91,800
	Euro	Sell	9/18/13	1,441,026	1,353,336	(87,690)
	Japanese Yen	Sell	8/22/13	2,767,899	3,156,473	388,574
	Mexican Peso	Sell	7/17/13	5,105,471	5,011,240	(94,231)
	Norwegian Krone	Buy	9/18/13	4,139,179	4,320,660	(181,481)
	Polish Zloty	Buy	9/18/13	2,635,996	2,689,423	(53,427)
	Polish Zloty	Sell	9/18/13	2,635,996	2,758,287	122,291
	Singapore Dollar	Sell	8/22/13	21,653,893	21,638,421	(15,472)
	South Korean Won	Buy	8/22/13	5,344,216	5,337,223	6,993
	South Korean Won	Sell	8/22/13	5,344,216	5,266,024	(78,192)
	Swedish Krona	Buy	9/18/13	1,767,289	1,806,056	(38,767)
	Swedish Krona	Sell	9/18/13	1,767,289	1,751,398	(15,891)
	Swiss Franc	Sell	9/18/13	2,375,488	2,381,012	5,524
UBS AG
	Australian Dollar	Sell	7/17/13	6,899,163	5,780,270	(1,118,893)
	British Pound	Sell	9/18/13	3,113,014	3,147,660	34,646
	Canadian Dollar	Buy	7/17/13	25,867,322	26,527,609	(660,287)
	Canadian Dollar	Sell	7/17/13	25,867,322	26,598,779	731,457
	Chilean Peso	Buy	7/17/13	10,299,927	10,833,562	(533,635)
	Chilean Peso	Sell	7/17/13	10,299,927	10,506,123	206,196
	Euro	Buy	9/18/13	965,502	977,770	(12,268)
	Japanese Yen	Buy	8/22/13	14,100,872	14,025,232	75,640
	Japanese Yen	Sell	8/22/13	14,100,872	14,386,304	285,432
	Mexican Peso	Sell	7/17/13	9,530,543	9,469,788	(60,755)
	New Taiwan Dollar	Buy	8/22/13	4,082,346	4,159,793	(77,447)
	New Taiwan Dollar	Sell	8/22/13	4,082,346	4,113,619	31,273
	Norwegian Krone	Buy	9/18/13	7,117,185	7,431,057	(313,872)
	Philippine Peso	Buy	8/22/13	5,681,403	5,978,832	(297,429)
	Philippine Peso	Sell	8/22/13	5,681,403	5,810,453	129,050
	Polish Zloty	Buy	9/18/13	5,215,202	5,417,424	(202,222)
	Polish Zloty	Sell	9/18/13	5,215,202	5,369,658	154,456
	Russian Ruble	Sell	9/18/13	2,385,039	2,408,912	23,873
	Singapore Dollar	Sell	8/22/13	20,237,831	20,169,673	(68,158)
	Swedish Krona	Sell	9/18/13	10,007,225	10,275,262	268,037
	Swiss Franc	Sell	9/18/13	18,556,181	18,520,926	(35,255)
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/13	25,900,203	28,261,648	(2,361,445)
	Australian Dollar	Sell	7/17/13	25,900,202	27,195,988	1,295,786
	British Pound	Sell	9/18/13	475,054	495,054	20,000
	Canadian Dollar	Sell	7/17/13	7,735,397	7,737,611	2,214
	Euro	Sell	9/18/13	13,813,509	13,893,740	80,231
	Japanese Yen	Sell	8/22/13	2,278,523	3,278,029	999,506
	Mexican Peso	Buy	7/17/13	21,551,038	22,671,664	(1,120,626)
	Mexican Peso	Sell	7/17/13	21,551,038	22,494,067	943,029

Total						$(10,067,713)

FUTURES CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	18	$1,948,924	Sep-13	$60,584
Canadian Government Bond 10 yr (Long)	317	39,609,176	Sep-13	(1,423,968)
Euro-Bobl 5 yr (Long)	69	11,244,689	Sep-13	(63,947)
Euro-Bund 10 yr (Short)	249	45,868,148	Sep-13	561,390
Euro-Buxl 30 yr Bond (Short)	82	13,719,750	Sep-13	166,918
Japanese Government Bond 10 yr (Long)	22	31,653,559	Sep-13	(106,674)
Japanese Government Bond 10 yr Mini (Long)	28	4,026,094	Sep-13	(13,114)
U.K. Gilt 10 yr (Long)	3	510,583	Sep-13	(20,997)
U.S. Treasury Bond 30 yr (Long)	355	48,224,531	Sep-13	(71,236)
U.S. Treasury Note 10 yr (Long)	1,461	184,907,813	Sep-13	(679,959)

Total				$(1,591,003)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/13 (proceeds receivable $238,480,156) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, July 1, 2043	$51,000,000	7/15/13	$53,147,579
Federal National Mortgage Association, 3 1/2s, July 1, 2043	116,000,000	7/15/13	117,812,500
Federal National Mortgage Association, 3s, July 1, 2043	67,000,000	7/15/13	65,513,438

Total			$236,473,517

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$240,094,100	(E)	$(1,455,010)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$11,277,181
		162,992,000	(E)	2,979,494	9/18/23	3 month USD-LIBOR-BBA	2.20%	(5,663,972)
	CAD	43,764,000		—	5/1/23	3 month CAD-BA-CDOR	2.135%	(2,793,635)
	CAD	103,450,000		—	4/26/23	2.17%	3 month CAD-BA-CDOR	6,260,713
	CAD	17,076,000		—	6/3/23	2.515%	3 month CAD-BA-CDOR	573,932
	Barclays Bank PLC
		$13,110,000		(131,906)	6/19/23	3 month USD-LIBOR-BBA	2.00%	(947,668)
		16,388,000		(23,502)	6/19/15	0.40%	3 month USD-LIBOR-BBA	9,074
		361,522,000	(E)	730,274	9/18/15	3 month USD-LIBOR-BBA	0.45%	(300,063)
		200,755,000	(E)	(86,418)	9/18/15	0.45%	3 month USD-LIBOR-BBA	485,733
		350,961,000	(E)	707,521	9/18/23	3 month USD-LIBOR-BBA	2.20%	(17,903,941)
		7,981,000	(E)	(24,295)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(538,192)
		235,784,000	(E)	90,329	9/18/18	1.15%	3 month USD-LIBOR-BBA	6,317,384
		77,356,000	(E)	(1,536,274)	9/18/23	2.20%	3 month USD-LIBOR-BBA	2,565,915
		267,193,000		—	6/5/20	1.78%	3 month USD-LIBOR-BBA	5,753,144
		140,167,000		—	6/5/28	3 month USD-LIBOR-BBA	2.87125%	(4,802,635)
	AUD	39,734,000		—	5/3/23	3.7425%	6 month AUD-BBR-BBSW	1,606,892
	AUD	34,046,000		—	5/22/23	3.86%	6 month AUD-BBR-BBSW	1,105,445
	EUR	198,611,000		—	10/16/22	1.747%	6 month EUR-EURIBOR-REUTERS	771,428
	EUR	398,858,000	(E)	—	8/3/17	1 month EUR-EONIA-OIS-COMPOUND	1.41727%	192,094
	EUR	38,834,000		—	5/21/23	1.567%	6 month EUR-EURIBOR-Telerate	1,895,386
	EUR	71,658,000		—	5/22/23	6 month EUR-EURIBOR-Telerate	1.595%	(3,254,088)
	EUR	13,188,000		—	5/31/23	1.751%	6 month EUR-EURIBOR-Telerate	358,122
	EUR	13,803,000		—	6/6/23	1.779%	6 month EUR-EURIBOR-Telerate	337,010
	GBP	36,488,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(4,440,523)
	GBP	45,837,000		—	5/20/23	1.995%	6 month GBP-LIBOR-BBA	3,352,250
	GBP	17,349,000		—	5/29/23	2.091%	6 month GBP-LIBOR-BBA	1,052,596
	JPY	3,537,941,000		—	5/13/23	6 month JPY-LIBOR-BBA	0.7375%	(913,568)
	JPY	2,609,389,000		—	5/24/43	6 month JPY-LIBOR-BBA	1.95%	15,348
	JPY	9,610,254,000		—	5/29/43	1.965%	6 month JPY-LIBOR-BBA	(732,199)
	SEK	91,037,000		—	5/2/23	2.065%	3 month SEK-STIBOR-SIDE	760,719
	SEK	211,821,000		—	5/10/23	2.195%	3 month SEK-STIBOR-SIDE	1,413,762
	SEK	281,009,000		—	5/16/23	2.1835%	3 month SEK-STIBOR-SIDE	1,931,417
	Citibank, N.A.
		$50,637,000	(E)	(541,150)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(3,801,666)
		798,778,000	(E)	128,183	9/18/15	0.45%	3 month USD-LIBOR-BBA	2,404,701
		11,964,000	(E)	17,435	9/18/18	1.15%	3 month USD-LIBOR-BBA	333,404
		157,115,000	(E)	401,062	9/18/23	2.20%	3 month USD-LIBOR-BBA	8,732,870
	GBP	35,041,000		—	4/26/23	6 month GBP-LIBOR-BBA	1.815%	(3,339,992)
	PLN	38,459,000		—	1/17/23	3.84%	6 month PLN-WIBOR-WIBO	254,459
	Credit Suisse International
		$355,382,000	(E)	168,432	9/18/18	1.15%	3 month USD-LIBOR-BBA	9,554,070
		306,832,000	(E)	116,776	9/18/15	3 month USD-LIBOR-BBA	0.45%	(757,694)
		412,644,300	(E)	3,775,414	9/18/23	3 month USD-LIBOR-BBA	2.20%	(18,107,114)
		1,000,000	(E)	(1,080)	9/18/18	3 month USD-LIBOR-BBA	1.15%	(27,490)
		1,000,000	(E)	(7,030)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(71,420)
		103,871,200	(E)	(1,748,901)	9/18/23	2.20%	3 month USD-LIBOR-BBA	3,759,388
		169,857,000	(E)	(201,512)	9/18/15	0.45%	3 month USD-LIBOR-BBA	282,580
		17,575,000	(E)	129,481	9/18/43	3.15%	3 month USD-LIBOR-BBA	1,261,135
	AUD	57,732,000		—	4/26/23	6 month AUD-BBR-BBSW	3.8725%	(1,765,074)
	AUD	38,779,000		—	5/10/23	6 month AUD-BBR-BBSW	3.73%	(1,612,096)
	AUD	33,586,000		—	5/23/23	3.88%	6 month AUD-BBR-BBSW	1,040,719
	CAD	26,103,000		—	5/6/23	3 month CAD-BA-CDOR	2.2625%	(1,392,512)
	CAD	28,633,000		—	4/25/23	3 month CAD-BA-CDOR	2.208%	(1,638,194)
	CAD	64,720,000		—	4/29/23	3 month CAD-BA-CDOR	2.15%	(4,036,247)
	CAD	21,281,000		—	6/20/23	3 month CAD-BA-CDOR	2.825%	(177,249)
	CHF	40,988,000		—	5/3/23	1.0075%	6 month CHF-LIBOR-BBA	1,917,683
	CHF	40,988,000		—	5/3/23	1.01875%	6 month CHF-LIBOR-BBA	1,871,334
	EUR	161,600,000		—	6/28/14	0.85%	6 month EUR-EURIBOR-REUTERS	(865,791)
	EUR	115,620,000		—	5/22/23	6 month EUR-EURIBOR-Telerate	1.601%	(5,165,199)
	EUR	26,103,000		—	5/27/23	1.643%	6 month EUR-EURIBOR-Telerate	1,046,832
	GBP	27,834,000		—	5/20/23	6 month GBP-LIBOR-BBA	2.0025%	(2,006,036)
	SEK	208,849,000		—	5/2/23	2.07%	3 month SEK-STIBOR-SIDE	1,731,211
	SEK	253,289,000		—	5/27/23	3 month SEK-STIBOR-SIDE	2.2275%	(1,616,669)
	SEK	187,982,000		—	6/3/23	3 month SEK-STIBOR-SIDE	2.3475%	(909,121)
	Deutsche Bank AG
		$27,666,000	(E)	19,998	9/18/18	1.15%	3 month USD-LIBOR-BBA	750,657
		3,437,000	(E)	(11,961)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(233,270)
		80,708,000	(E)	(7,909)	9/18/15	3 month USD-LIBOR-BBA	0.45%	(237,927)
		39,069,000	(E)	18,253	9/18/23	3 month USD-LIBOR-BBA	2.20%	(2,053,576)
	Goldman Sachs International
		$210,736,000	(E)	(2,450,860)	9/18/18	1.15%	3 month USD-LIBOR-BBA	3,114,678
		198,546,000		—	5/21/23	3 month USD-LIBOR-BBA	2.077%	(10,396,627)
		98,528,000		—	5/22/23	2.06875%	3 month USD-LIBOR-BBA	5,239,946
		102,286,000	(E)	548,699	9/18/43	3 month USD-LIBOR-BBA	3.15%	(6,037,496)
		139,276,600	(E)	(642,358)	9/18/23	2.20%	3 month USD-LIBOR-BBA	6,743,481
		142,876,000	(E)	275,428	9/18/18	3 month USD-LIBOR-BBA	1.15%	(3,497,927)
		239,766,400	(E)	4,905,512	9/18/23	3 month USD-LIBOR-BBA	2.20%	(7,809,301)
		1,747,376,000	(E)	(159,459)	9/18/15	0.45%	3 month USD-LIBOR-BBA	4,820,562
	AUD	31,806,000		—	5/1/23	3.775%	6 month AUD-BBR-BBSW	1,208,815
	AUD	123,981,000		—	4/26/23	6 month AUD-BBR-BBSW	3.8825%	(3,695,384)
	AUD	19,381,000		—	5/27/23	3.955%	6 month AUD-BBR-BBSW	492,439
	CAD	33,993,000		—	4/25/23	3 month CAD-BA-CDOR	2.2069%	(1,948,158)
	CAD	50,718,000		—	5/23/23	2.41%	3 month CAD-BA-CDOR	2,119,176
	CAD	26,533,000		—	5/30/23	2.534%	3 month CAD-BA-CDOR	839,685
	CHF	112,362,000		—	5/2/23	6 month CHF-LIBOR-BBA	1.008%	(5,243,099)
	CHF	33,725,000		—	5/13/23	1.0325%	6 month CHF-LIBOR-BBA	1,518,347
	CHF	27,416,000		—	5/16/23	1.065%	6 month CHF-LIBOR-BBA	1,148,609
	CHF	15,937,000		—	7/1/23	6 month CHF-LIBOR-BBA	1.5175%	169
	CHF	64,100,000		—	7/2/23	6 month CHF-LIBOR-BBA	1.515%	(16,966)
	EUR	63,693,000		—	10/18/22	1.818%	6 month EUR-EURIBOR-REUTERS	(301,033)
	EUR	1,704,291,000	(E)	—	8/6/17	1 year EUR-EONIA-OIS-COMPOUND	1.102%	(6,189,309)
	EUR	414,401,000		—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(336,855)
	EUR	414,401,000		—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	(1,103,733)
	EUR	414,401,000		—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(336,911)
	EUR	414,401,000		—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	(1,156,976)
	EUR	414,401,000		—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	(612,709)
	EUR	414,401,000		—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	(801,711)
	EUR	51,233,000		—	2/22/23	6 month EUR-EURIBOR-Telerate	1.9135%	86,268
	EUR	242,196,000		—	2/22/15	0.59%	6 month EUR-EURIBOR-Telerate	(455,129)
	EUR	65,224,000		—	5/22/23	1.595%	6 month EUR-EURIBOR-Telerate	2,961,912
	GBP	36,428,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	228,448
	GBP	56,751,000		—	5/20/23	6 month GBP-LIBOR-BBA	1.9963%	(4,139,948)
	GBP	23,700,000		—	5/23/23	2.01625%	6 month GBP-LIBOR-BBA	1,667,642
	GBP	21,523,000		—	5/30/23	2.0475%	6 month GBP-LIBOR-BBA	1,438,401
	JPY	2,950,709,000		—	5/28/23	1.015%	6 month JPY-LIBOR-BBA	(26,055)
	SEK	228,217,000		—	5/27/23	3 month SEK-STIBOR-SIDE	2.2375%	(1,426,027)
	JPMorgan Chase Bank N.A.
		$90,147,000		—	2/28/18	0.92%	3 month USD-LIBOR-BBA	1,885,358
		528,899,600	(E)	(5,462,019)	9/18/23	2.20%	3 month USD-LIBOR-BBA	22,585,528
		168,207,400	(E)	3,697,421	9/18/23	3 month USD-LIBOR-BBA	2.20%	(5,222,617)
		132,757,000	(E)	(32,051)	9/18/15	0.45%	3 month USD-LIBOR-BBA	346,306
		29,586,000		—	6/7/23	3 month USD-LIBOR-BBA	2.343%	(874,591)
	AUD	35,664,000		—	4/30/23	3.805%	6 month AUD-BBR-BBSW	1,272,094
	AUD	46,711,000		—	4/26/23	6 month AUD-BBR-BBSW	3.8875%	(1,373,917)
	CAD	41,210,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	871,669
	CAD	94,245,000		—	2/26/18	3 month CAD-BA-CDOR	1.65%	(2,028,636)
	CAD	34,648,000		—	6/26/23	3 month CAD-BA-CDOR	2.9775%	145,752
	CAD	45,263,000		—	4/26/23	2.1706%	3 month CAD-BA-CDOR	2,737,081
	CAD	40,961,000		—	5/15/23	2.384%	3 month CAD-BA-CDOR	1,781,770
	CAD	21,238,000		—	6/14/23	2.6025%	3 month CAD-BA-CDOR	569,690
	GBP	42,976,000		—	2/20/23	2.226%	6 month GBP-LIBOR-BBA	1,260,678
	GBP	212,133,000		—	2/20/15	6 month GBP-LIBOR-BBA	0.668%	(414,984)
	ILS	89,760,000		—	6/19/23	3 month TELBOR03	3.41%	(538,650)
	ILS	43,785,000		—	6/21/23	3 month TELBOR03	3.59%	(81,258)
	JPY	4,358,552,000		—	5/7/43	1.74375%	6 month JPY-LIBOR-BBA	2,028,181
	JPY	4,167,839,000		—	6/3/43	6 month JPY-LIBOR-BBA	1.945%	13,456
	JPY	1,245,406,000		—	6/7/43	1.955%	6 month JPY-LIBOR-BBA	(13,999)
	PLN	38,459,000		—	1/16/23	3.855%	6 month PLN-WIBOR-WIBO	202,343
	PLN	38,459,000		—	1/21/23	3.81%	6 month PLN-WIBOR-WIBO	286,218
	Royal Bank of Scotland PLC (The)
		$41,485,000		(549,635)	6/19/23	2.00%	3 month USD-LIBOR-BBA	2,031,744

	Total							$(3,561,793)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$100,781,400	(E)	$(1,662,298)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$3,682,139
		182,435,300	(E)	5,202,535	9/18/23	3 month USD-LIBOR-BBA	2.20%	(4,472,008)
		79,402,500		(110,227)	6/21/23	3 month USD-LIBOR-BBA	2.3625%	(2,426,337)
		317,609,500		805,712	7/2/23	3 month USD-LIBOR-BBA	2.58%	(2,551,421)
		14,130,000	(E)	70,618	9/18/15	3 month USD-LIBOR-BBA	0.45%	30,348
		106,469,000	(E)	(446,718)	9/18/15	0.45%	3 month USD-LIBOR-BBA	(143,282)
		99,351,000	(E)	(2,896,749)	9/18/23	2.20%	3 month USD-LIBOR-BBA	2,371,835
		17,829,000		(235)	6/10/23	3 month USD-LIBOR-BBA	2.27%	(653,772)
	GBP	91,310,000	(E)	(759)	12/24/18	2.04%	6 month GBP-LIBOR-BBA	(1,754,788)
	GBP	96,115,000	(E)	(1,199)	12/24/23	6 month GBP-LIBOR-BBA	2.8675%	1,932,843
	GBP	21,601,000	(E)	(599)	12/24/43	3.46%	6 month GBP-LIBOR-BBA	(380,063)
		$116,724,000		(2,451)	7/2/28	3.20125%	3 month USD-LIBOR-BBA	(546,385)
		82,458,000	(E)	233,624	9/18/15	3 month USD-LIBOR-BBA	0.45%	(1,383)
		82,515,000	(E)	2,887,203	9/18/23	3 month USD-LIBOR-BBA	2.20%	(1,488,566)
		266,987,000	(E)	(11,132,863)	9/18/23	2.20%	3 month USD-LIBOR-BBA	3,025,459
		396,529,000	(E)	(1,048,690)	9/18/15	0.45%	3 month USD-LIBOR-BBA	81,418
		43,000,000		(568)	7/2/23	2.7025%	3 month USD-LIBOR-BBA	(28,518)
		222,518,000		(2,537)	7/2/20	3 month USD-LIBOR-BBA	2.1650%	353,270
		236,700,000		(1,905)	6/26/18	1.765%	3 month USD-LIBOR-BBA	(2,510,145)
		60,600,000		(2,060)	6/26/43	3.55%	3 month USD-LIBOR-BBA	(1,357,356)
		255,300,000		(3,370)	6/26/23	3 month USD-LIBOR-BBA	2.875%	4,410,989
	EUR	100,700,000		(1,780)	6/20/23	1.835%	6 month EUR-EURIBOR-Telerate	1,917,664
	EUR	137,700,000	(E)	(2,005)	7/2/23	2.895%	6 month EUR-EURIBOR-Telerate	(186,619)
	EUR	20,652,000		(354)	7/2/23	2.0125%	6 month EUR-EURIBOR-Telerate	(24,279)
	GBP	91,310,000	(E)	(1,337)	9/10/18	6 month GBP-LIBOR-BBA	1.38%	(1,788,696)
	GBP	11,462,000		(233)	6/6/23	2.10%	6 month GBP-LIBOR-BBA	691,570
	GBP	21,601,000	(E)	(1,146)	9/10/43	6 month GBP-LIBOR-BBA	3.17875%	(1,205,575)
	GBP	96,115,000	(E)	(2,112)	9/10/23	2.29%	6 month GBP-LIBOR-BBA	4,465,333
	JPY	1,059,823,000		(366)	7/1/43	6 month JPY-LIBOR-BBA	1.871%	(188,864)
		$153,362,000	(E)	(4,198,148)	9/18/23	2.20%	3 month USD-LIBOR-BBA	3,934,640
		5,097,000	(E)	83,898	9/18/23	3 month USD-LIBOR-BBA	2.20%	(186,395)
		33,803,000	(E)	40,119	9/18/15	3 month USD-LIBOR-BBA	0.45%	(56,220)
		93,281,000		(1,959)	6/12/28	3 month USD-LIBOR-BBA	2.93%	(2,566,095)
		177,843,000		(2,027)	6/12/20	1.8675%	3 month USD-LIBOR-BBA	2,900,204
		116,724,000		(2,451)	6/28/28	3.2625%	3 month USD-LIBOR-BBA	(1,506,750)
		222,518,000		(2,537)	6/28/20	3 month USD-LIBOR-BBA	2.24%	1,552,698
	JPY	2,418,547,000		(866)	6/21/43	1.8975%	6 month JPY-LIBOR-BBA	251,986

	Total							$5,578,879
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$17,280,467	$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$445,752
Barclays Bank PLC
	6,587,871	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,395
	3,019,332	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	36,186
	2,788,102	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	72,658
	3,019,332	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(50,408)
	2,666,922	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(25,910)
	2,505,142	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(12,721)
	8,889,365	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	151,933
	8,177,773	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,180
	7,092,932	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,850
	18,339,892	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	367,927
	78,474,724	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,574,325
	4,952,475	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	99,354
	10,074,766	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(35,006)
	12,231,704	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(120,733)
	8,745,905	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	175,456
	3,975,848	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	79,762
	3,903,343	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,770
	3,495,504	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(34,502)
	1,978,146	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(10,970)
	2,516,483	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,825
	30,494,031	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	29,448
	16,929,623	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	339,635
	9,051,400	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	137,451
	25,084,688	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(87,159)
	23,347,010	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	22,546
	6,931,128	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(68,414)
	1,294,887	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	14,945
	7,103,139	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(24,680)
	72,920,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(2,684,112)
	2,839,961	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,743
	11,252,094	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	290,249
	18,195,096	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(303,767)
	3,818,247	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(63,746)
	37,108,624	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	744,457
	19,202	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	385
	3,743,121	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	6,539
	38,344,508	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(133,231)
	22,849,008	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(225,532)
	10,587,570	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(36,787)
	17,570,218	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	352,486
	4,968,871	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(109,784)
	4,354,931	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,889
	8,729,904	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	175,135
	614,745	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Ginnie Mae II pools	(12,206)
	35,067,255	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(194,471)
	125,807,536	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	121,494
	8,454,128	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(141,142)
	35,519,864	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	34,302
	5,772,639	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,480
	18,719,719	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	21,014
	13,571,429	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	15,235
	154,943	—	1/12/39	(6.00%)1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,353
	3,238,740	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	104,133
	28,920,357	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(746,004)
	1,207,777	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	838
	1,240,626	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,311)
	57,254,862	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(198,937)
	41,935,048	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	29,104
	40,896,082	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	142,097
	29,953,495	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(20,789)
	32,418,536	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(836,240)
	4,988,238	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(128,672)
	19,630,682	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(393,822)
	8,968,169	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(54,478)
	4,483,558	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(27,236)
	4,483,558	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(27,236)
	17,280,467	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	445,752
	8,998,871	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(54,664)
	23,372,412	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(141,978)
	8,999,172	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(54,666)
	28,412,857	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(570,006)
	847,920	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,946)
	8,056,772	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	161,631
	26,491,607	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(531,463)
	13,470,996	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	433,126
	8,109,830	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	260,751
	6,249,252	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	6,035
	10,285,767	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	330,713
	18,185,281	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(63,186)
	7,963,845	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	205,428
	4,485,584	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15,586)
	17,734,697	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	204,687
	2,544,628	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	29,369
	17,966,588	(40,706)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(149,845)
	5,064,369	4,748	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,657)
	10,216,713	4,789	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,729)
Citibank, N.A.
	3,789,031	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,659
	22,792,736	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	22,011
	8,998,196	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	180,518
	15,568,954	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(401,603)
	22,090,034	—	1/12/41	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(264,743)
Credit Suisse International
	13,382,891	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,924
	68,663,355	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	(380,929)
	10,900,391	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(181,982)
	2,725,249	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(45,498)
	5,634,674	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	113,040
	1,131,823	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(29,196)
	12,424,125	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	249,247
	2,788,102	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,693
	17,363,551	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(60,331)
	186,823	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,723
	630,923	—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,053)
	838,496	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(9,541)
	745,501	—	1/12/39	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(327)
	3,192,481	—	1/12/42	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	63,390
	3,192,481	—	1/12/42	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(33,674)
	21,340,636	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(356,282)
	4,742,831	—	1/12/43	3.00% (1 month USD-LIBOR)	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	19,367
	16,133,814	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(323,669)
	13,236,158	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	341,428
	17,280,467	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	445,752
	8,063,173	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	161,760
	7,963,845	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	205,428
	23,159,735	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(464,620)
	19,345,855	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(388,108)
	18,783,668	41,089	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(333,671)
	18,961,818	506,636	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	151,296
	24,411,603	862,035	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	268,684
	16,718,403	415,348	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	105,732
Deutsche Bank AG
	4,136,458	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(40,829)
	17,363,551	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(60,331)
	483,940	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	2,333
	875,412	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	2,990
Goldman Sachs International
	16,638,395	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	333,792
	3,465,755	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	52,630
	19,017,495	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	288,793
	2,666,922	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	53,503
	2,505,142	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	64,620
	41,680,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	1,082,846
	31,260,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	781,187
	6,032,387	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	69,624
	5,686,945	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	114,089
	10,854,374	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	217,756
	10,830,729	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	279,380
	22,216,569	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	379,715
	22,216,569	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	379,715
	317,897	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,378
	7,110,594	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	183,419
	5,156,082	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	133,002
	21,795,156	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	437,245
	11,456,565	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	229,837
	34,572,457	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	891,801
	31,273,687	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	806,708
	8,731,985	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(30,340)
	3,280,409	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,398)
	58,226,004	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,501,947
	14,885,551	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	383,975
	5,004,747	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	100,403
	16,245,824	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	325,917
	6,662,530	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	101,175
	6,314,994	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	95,897
	2,170,444	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,541)
	12,880,702	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	258,407
	445,809	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,145
	12,072,778	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	311,419
	88,811,336	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,962,237
	6,637,584	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	100,796
	3,964,670	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	60,206
	13,276,253	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	201,608
	7,437,765	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	191,858
	2,797,702	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	32,290
	3,021,380	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	2,097
	3,762,103	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	13,072
	4,533,486	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(5,089)
	2,633,757	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	15,999
	3,760,601	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	20,855
	23,690,805	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	475,274
	6,501,203	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(22,589)
	5,652,809	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	113,404
	10,826,638	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	217,199
	10,661,822	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	213,893
	10,142,839	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	203,481
	11,961,895	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(41,563)
	529,812	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	17,035
	695,845	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Ginnie Mae II pools	(10,044)
	7,801,733	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(27,108)
	232,631	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,685
	4,033,119	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	46,549
	595,714	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,070)
	1,589,199	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,522)
	542,756	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,886)
	8,633,361	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	173,199
	3,914,468	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	45,179
	7,828,791	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	90,357
	4,007,318	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	80,393
	7,679,136	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	154,055
	5,480,525	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	109,948
	17,700,897	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	355,108
	8,648,296	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	173,498
	24,202,124	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	413,651
	23,648,134	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(474,418)
	23,559,059	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(472,631)
	3,504,069	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(70,297)
	3,504,069	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(70,297)
	9,053,081	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(233,525)
	22,090,034	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	264,743
	4,485,584	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15,586)
	8,814,462	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(101,733)
	8,631,695	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	131,078
	15,350,453	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	307,954
	15,237,861	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	393,062
	16,938,157	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(339,806)
	16,814,510	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	433,732
	31,535,508	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	538,989
	17,280,467	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	445,752
	20,321,415	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	407,679
	22,162,658	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	444,617
	15,930,696	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	410,934
	22,148,790	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	444,339
	33,158,555	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(855,329)
	8,951,372	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(230,902)
	30,568,797	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(613,258)
	30,573,598	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(613,354)
	21,072,954	36,219	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(386,537)
	37,547,563	1,167,495	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	264,178
EUR	100,700,000	—	6/20/23	1.84%	Eurostat Eurozone HICP excluding tobacco	186,128
GBP	21,746,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	(282,457)
GBP	21,746,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	(330,746)
GBP	43,492,000	—	9/20/17	2.6625%	GBP Non-revised UK Retail Price Index	(1,322,988)
GBP	21,746,000	—	9/21/17	2.66%	GBP Non-revised UK Retail Price Index	(661,492)
GBP	21,746,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	(330,746)
	$1,446,963	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	16,700
JPMorgan Chase Bank N.A.
	35,086,564	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	703,891
	23,110,432	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	596,136
Royal Bank of Scotland PLC (The)
	2,666,922	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	53,503

Total						$12,107,093

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty/		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB Index	BBB-/P	$39,713		$581,000	5/11/63	300 bp	$(18,213)
	CMBX NA BBB Index	BBB-/P	79,608		1,321,000	5/11/63	300 bp	(52,096)
	CMBX NA BBB Index	BBB-/P	163,473		2,648,000	5/11/63	300 bp	(100,533)
	CMBX NA BBB Index	BBB-/P	155,838		2,734,000	5/11/63	300 bp	(116,742)
	Barclays Bank PLC
	Irish Gov't, 4.50%, 4/18/2020	—	(336,426)		4,199,000	9/20/17	(100 bp)	(268,510)
	Obrigacoes Do Tesouro, 5.45%, 9/23/13	—	(685,119)		4,199,000	9/20/17	(100 bp)	(276,244)
	Credit Suisse International
	CMBX NA BBB Index	BBB-/P	14,221		484,000	5/11/63	300 bp	(34,033)
	CMBX NA BBB Index	BBB-/P	10,844		1,398,000	5/11/63	300 bp	(128,536)
	CMBX NA BBB Index	BBB-/P	154,416		1,592,000	5/11/63	300 bp	(4,306)
	CMBX NA BBB Index	BBB-/P	30,845		1,612,000	5/11/63	300 bp	(129,872)
	CMBX NA BBB Index	BBB-/P	200,330		1,639,000	5/11/63	300 bp	36,922
	CMBX NA BBB Index	BBB-/P	202,017		2,538,000	5/11/63	300 bp	(51,022)
	CMBX NA BBB Index	BBB-/P	199,232		2,735,000	5/11/63	300 bp	(73,448)
	CMBX NA BBB Index	BBB-/P	32,415		2,792,000	5/11/63	300 bp	(245,947)
	CMBX NA BBB Index	BBB-/P	47,813		3,112,000	5/11/63	300 bp	(262,453)
	CMBX NA BBB Index	BBB-/P	308,832		3,184,000	5/11/63	300 bp	(8,613)
	CMBX NA BBB Index	BBB-/P	361,220		3,197,000	5/11/63	300 bp	42,479
	CMBX NA BBB Index	BBB-/P	211,953		3,222,000	5/11/63	300 bp	(109,280)
	CMBX NA BBB Index	BBB-/P	249,546		3,223,000	5/11/63	300 bp	(71,787)
	CMBX NA BBB Index	BBB-/P	56,804		3,224,000	5/11/63	300 bp	(264,629)
	CMBX NA BBB Index	BBB-/P	98,311		3,231,000	5/11/63	300 bp	(223,820)
	CMBX NA BBB Index	BBB-/P	258,048		3,234,000	5/11/63	300 bp	(64,382)
	CMBX NA BBB Index	BBB-/P	306,092		3,994,000	5/11/63	300 bp	(92,110)
	CMBX NA BBB Index	BBB-/P	329,484		8,029,000	5/11/63	300 bp	(471,007)
	Spain Gov't, 5.50%, 7/30/2017	—	(495,028)		4,199,000	9/20/17	(100 bp)	(237,644)
	Deutsche Bank AG
	Republic of Argentina, 8.28%, 12/31/33	B3	334,445		2,860,000	3/20/17	500 bp	(1,049,371)
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B+/P	—	EUR	2,045,000	9/20/13	715 bp	49,539
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	1,975,000	9/20/13	535 bp	32,326
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	1,975,000	9/20/13	477 bp	28,394
	JPMorgan Chase Bank N.A.
	Russian Federation, 7 1/2%, 3/31/30	Baa1	—		$495,000	9/20/13	276 bp	6,196

	Total							$(4,158,742)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2013. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through June 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,765,482,159.
(b)	The aggregate identified cost on a tax basis is $4,603,091,290, resulting in gross unrealized appreciation and depreciation of $106,843,192 and $112,871,417, respectively, or net unrealized depreciation of $6,028,225.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$—	$834,930,994	$707,500,419	$60,094	$127,430,575
	Putnam Short Term Investment Fund *	—	847,453,748	677,161,548	22,145	170,292,200
	Totals	$—	$1,682,384,742	$1,384,661,967	$82,239	$297,722,775
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(g)	The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,000,252,928 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	83.8%
	Russia	2.2
	Venezuela	2.1
	Mexico	1.5
	Argentina	1.4
	Luxembourg	1.1
	United Kingdom	1.1
	Greece	1.1
	Ireland	0.7
	Brazil	0.6
	Canada	0.6
	Ukraine	0.5
	Germany	0.5
	Other	2.8

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
	Futures contracts: The fund used futures contracts to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realized gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
	In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
	For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $54,730,050 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $68,690,305.
	TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$1,079,488	$—
Corporate bonds and notes	—	1,265,329,562	308,080
Foreign government and agency bonds and notes	—	308,738,988	—
Mortgage-backed securities	—	1,662,412,386	—
Senior loans	—	47,843,695	—
U.S. government and agency mortgage obligations	—	820,313,482	—
Short-term investments	340,482,775	150,554,609	—

Totals by level	$340,482,775	$4,256,272,210	$308,080

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(10,067,713)	$—
Futures contracts	(1,591,003)	—	—
TBA sale commitments	—	(236,473,517)	—
Interest rate swap contracts	—	10,587,544	—
Total return swap contracts	—	9,109,440	—
Credit default contracts	—	(6,487,669)	—

Totals by level	$(1,591,003)	$(233,331,915)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$850,630	$7,338,299
Foreign exchange contracts	27,344,165	37,411,878
Interest rate contracts	252,311,472	234,205,491

Total	$280,506,267	$278,955,668

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Futures contracts (number of contracts)	5,000
Forward currency contracts (contract amount)	$3,036,200,000
OTC interest rate swap contracts (notional)	$18,330,300,000
Centrally cleared interest rate swap contracts (notional)	$1,361,300,000
OTC total return swap contracts (notional)	$2,806,800,000
OTC credit default swap contracts (notional)	$100,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 29, 2013